UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:
811-07972

Exact name of registrant as specified in charter:
Delaware Group Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Stockholders

Semiannual report

Delaware Diversified Income Fund

April 30, 2008

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of assets and liabilities	55

Statement of operations	56

Statements of changes in net assets	58

Financial highlights	60

Notes to financial statements	70

About the organization	82

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period November 1, 2007 to April 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 to April 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/07	4/30/08	Expense Ratio	11/1/07 to 4/30/08*
Actual Fund return
Class A	$1,000.00	$1,031.60	0.95%	$4.80
Class B	1,000.00	1,027.80	1.70%	8.57
Class C	1,000.00	1,027.70	1.70%	8.57
Class R	1,000.00	1,030.30	1.20%	6.06
Institutional Class	1,000.00	1,032.90	0.70%	3.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.95%	$4.77
Class B	1,000.00	1,016.41	1.70%	8.52
Class C	1,000.00	1,016.41	1.70%	8.52
Class R	1,000.00	1,018.90	1.20%	6.02
Institutional Class	1,000.00	1,021.38	0.70%	3.52

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Diversified Income Fund	As of April 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	3.49%
Agency Mortgage-Backed Securities	13.09%
Agency Obligations	8.61%
Collateralized Debt Obligation	0.00%
Commercial Mortgage-Backed Securities	3.18%
Convertible Bonds	0.41%
Corporate Bonds	28.85%
Banking	2.36%
Basic Industry	2.03%
Brokerage	1.02%
Capital Goods	1.46%
Communications	4.57%
Consumer Cyclical	3.13%
Consumer Non-Cyclical	3.84%
Electric	2.48%
Energy	2.45%
Finance Companies	1.49%
Industrials	0.03%
Insurance	1.03%
Natural Gas	0.61%
Real Estate	0.37%
Technology	1.15%
Transportation	0.83%
Foreign Agencies	1.68%
Municipal Bonds	1.43%
Non-Agency Asset-Backed Securities	5.09%
Non-Agency Collateralized Mortgage Obligations	6.84%
Regional Agencies	0.57%
Regional Authorities	0.46%
Senior Secured Loans	1.72%
Sovereign Agencies	0.15%
Sovereign Debt	14.01%
Supranational Banks	3.27%

Sector allocation and credit quality breakdown
Delaware Diversified Income Fund

Sector	Percentage of net assets
U.S. Treasury Obligations	2.76%
Common Stock	0.04%
Convertible Preferred Stock	0.16%
Preferred Stock	0.24%
Warrants	0.00%
Repurchase Agreements	6.40%
Securities Lending Collateral	15.24%
Total Value of Securities	117.72%
Obligation to Return Securities Lending Collateral	(15.24%)
Liabilities Net of Receivables and Other Assets	(2.48%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	56.83%
AA	6.72%
A	8.35%
BBB	10.24%
BB	8.05%
B	8.92%
CCC	0.82%
Non Rated	0.07%
Total	100.00%

Statement of net assets
Delaware Diversified Income Fund	April 30, 2008 (Unaudited)

		Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.03%
fFannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	916,949	$823,866
•Fannie Mae Whole Loan Series
2002-W11 AV1 3.235% 11/25/32		36,296	33,789
Total Agency Asset-Backed Securities
(cost $940,175)			857,655

Agency Collateralized Mortgage Obligations – 3.49%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,605	2,768
Series 1996-46 ZA 7.50% 11/25/26		425,838	447,401
Series 2001-50 BA 7.00% 10/25/41		237,746	252,964
Series 2002-90 A2 6.50% 11/25/42		430,413	451,026
Series 2003-106 WE 4.50% 11/25/22		9,665,000	9,523,216
Series 2003-122 AJ 4.50% 2/25/28		809,099	807,303
Series 2005-67 EY 5.50% 8/25/25		4,160,000	4,114,715
Series 2005-110 MB 5.50% 9/25/35		4,254,018	4,340,553
*Series 2006-39 PE 5.50% 10/25/32		13,200,000	13,337,446
•Series 2006-M2 A2F 5.259% 5/25/20		305,000	296,672
•Series G-9 FA 3.806% 4/25/21		2,962	2,959
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		30,741	31,907
Series 2001-T8 A2 9.50% 7/25/41		136,447	150,426
Series 2002-T4 A3 7.50% 12/25/41		390,718	420,118
Series 2002-T19 A1 6.50% 7/25/42		251,923	263,359
Series 2004-T1 1A2 6.50% 1/25/44		171,798	181,238
Fannie Mae Interest Strip Series 265 2
9.00% 3/1/24		22,293	24,674
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		35,023	36,965
Series 2002-W6 2A 7.50% 6/25/42		70,601	76,175
Series 2003-W1 2A 7.50% 12/25/42		31,909	33,996
Series 2003-W10 1A4 4.505% 6/25/43		50,000	51,025
Series 2003-W15 2A7 5.55% 8/25/43		33,300	35,030
Series 2004-W9 2A1 6.50% 2/25/44		435,211	460,507
Series 2004-W11 1A2 6.50% 5/25/44		763,334	815,664

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 1730 Z 7.00% 5/15/24	USD	711,986	$750,559
Series 2326 ZQ 6.50% 6/15/31		1,736,885	1,826,897
Series 2541 JB 5.00% 2/15/16		334,097	338,766
Series 2549 TE 5.00% 9/15/17		7,041	7,113
Series 2552 KB 4.25% 6/15/27		441,124	441,623
Series 2557 WE 5.00% 1/15/18		4,116,000	4,173,673
Series 2621 QH 5.00% 5/15/33		35,000	32,611
Series 2622 PE 4.50% 5/15/18		8,300,000	8,202,404
Series 2624 QH 5.00% 6/15/33		40,000	37,249
Series 2662 MA 4.50% 10/15/31		1,549,605	1,551,146
Series 2694 QG 4.50% 1/15/29		2,295,000	2,288,640
Series 2762 LG 5.00% 9/15/32		9,050,000	8,926,756
Series 2809 DC 4.50% 6/15/19		3,135,709	3,088,605
Series 2872 GC 5.00% 11/15/29		1,745,000	1,753,327
Series 2890 PC 5.00% 7/15/30		1,360,000	1,364,339
Series 2915 KP 5.00% 11/15/29		2,852,000	2,863,558
Series 3005 ED 5.00% 7/15/25		2,282,000	2,238,254
Series 3022 MB 5.00% 12/15/28		1,130,000	1,145,820
Series 3063 PC 5.00% 2/15/29		3,764,000	3,815,311
Series 3113 QA 5.00% 11/15/25		4,716,281	4,784,642
Series 3123 HT 5.00% 3/15/26		50,000	48,693
*Series 3128 BC 5.00% 10/15/27		10,800,000	10,898,410
Series 3131 MC 5.50% 4/15/33		2,075,000	2,100,998
Series 3150 EQ 5.00% 5/15/26		45,000	43,881
Series 3154 PJ 5.50% 3/15/27		4,787,825	4,886,104
Series 3173 PE 6.00% 4/15/35		5,050,000	5,160,950
Series 3337 PB 5.50% 7/15/30		2,270,000	2,317,428
Series 3344 ME 5.50% 7/15/37		2,510,000	2,457,033
Series 3416 GK 4.00% 7/15/22		972,344	953,617
Freddie Mac Stated Final
Series 5 GC 2.95% 12/15/09		65,211	65,377
•Freddie Mac Strip Series 19 F 5.55% 6/1/28		18,104	17,972
wFreddie Mac Structured Pass
Through Securities
Series T-42 A5 7.50% 2/25/42		184,370	184,395
Series T-58 2A 6.50% 9/25/43		242,292	256,591
•Series T-60 1A4C 5.395% 3/25/44		30,948	31,547

		Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2002-28 B 5.779% 7/16/24	USD	30,949	$31,457
Series 2002-61 BA
4.648% 3/16/26		3,091	3,110
•Series 2003-78 B 5.11% 10/16/27		60,000	60,706
•Vendee Mortgage Trust Series 2000-1 1A
6.814% 1/15/30		12,872	12,724
Total Agency Collateralized Mortgage
Obligations (cost $114,403,482)			115,320,393

Agency Mortgage-Backed Securities – 13.09%
Fannie Mae
4.00% 9/1/13		11,393	11,304
5.50% 5/15/09		191,843	193,587
5.50% 1/1/13		1,535,382	1,547,640
6.47% 6/1/09		4,429	4,492
6.50% 8/1/17		532,718	553,188
7.00% 11/15/16		508,309	532,186
Fannie Mae 15 yr TBA 6.00% 5/1/23		19,725,000	20,313,673
•Fannie Mae ARM
3.855% 7/1/33		416,934	421,934
3.874% 6/1/34		421,254	419,507
4.793% 11/1/35		522,183	528,735
5.014% 6/1/34		5,968	5,985
5.026% 11/1/33		2,109,745	2,120,886
5.053% 8/1/35		1,465,383	1,463,293
5.085% 5/1/36		1,808,656	1,813,435
5.105% 1/1/36		553,624	562,315
5.124% 11/1/35		3,002,647	3,053,560
5.225% 3/1/38		4,992,475	5,069,356
5.303% 3/1/38		7,354,221	7,465,375
5.568% 6/1/37		55,935	56,991
5.757% 8/1/34		17,368	17,556
5.967% 8/1/37		4,511,221	4,595,635
6.108% 6/1/36		18,966	19,349
6.172% 7/1/36		19,208	19,634
6.293% 7/1/36		23,670	24,141
6.318% 8/1/36		21,500	21,975
6.335% 4/1/36		8,795	9,044

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•Fannie Mae ARM
6.364% 11/1/32	USD	1,890	$1,904
6.443% 12/1/33		9,644	9,793
6.551% 11/1/24		4,761	4,820
6.925% 7/1/32		1,393	1,407
7.08% 10/1/33		432,829	438,891
Fannie Mae Balloon 7 yr
4.00% 6/1/10		86,199	87,333
4.50% 6/1/10		79,081	80,707
4.50% 12/1/10		3,918	3,998
Fannie Mae FHAVA 8.75% 8/1/09		1,742	1,769
Fannie Mae Relocation 15 yr
4.00% 9/1/20		2,240,680	2,144,162
Fannie Mae Relocation 30 yr
4.00% 3/1/35		20,635	19,457
5.00% 11/1/33		415,216	411,345
5.00% 1/1/34		312,038	309,122
5.00% 8/1/34		417,811	413,750
5.00% 11/1/34		570,570	565,025
5.00% 4/1/35		1,645,085	1,627,638
5.00% 10/1/35		997,471	986,893
5.00% 1/1/36		2,043,429	2,021,758
Fannie Mae S.F. 15 yr
4.00% 5/1/19		13,280	12,832
5.00% 9/1/20		18,093	18,231
5.00% 5/1/21		2,525,170	2,548,499
8.50% 2/1/10		11,198	11,580
Fannie Mae S.F. 15 yr TBA
5.00% 5/1/23		16,220,000	16,301,100
5.50% 5/1/23		17,015,000	17,323,397
Fannie Mae S.F. 30 yr
5.50% 3/1/29		564,142	570,063
5.50% 4/1/29		495,107	500,304
*5.50% 12/1/34		7,506,101	7,568,463
5.50% 9/1/36		6,410,038	6,463,293
5.50% 6/1/37		2,476,622	2,492,802
*5.50% 7/1/37		39,689,652	39,948,953
5.50% 12/1/37		14,910,425	15,007,838
6.00% 10/1/33		4,610	4,735

		Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 6/1/35	USD	23,202	$23,757
*6.00% 7/1/37		7,460,731	7,634,328
6.00% 12/1/37		25,566,999	26,161,894
*6.50% 9/1/36		357,910	370,788
*6.50% 11/1/36		5,985,919	6,201,296
6.50% 2/1/37		2,424,235	2,511,460
*6.50% 9/1/37		11,228,474	11,630,095
6.50% 10/1/37		7,918,160	8,201,377
6.50% 11/1/37		7,782,970	8,061,352
7.00% 8/1/32		244,702	260,162
7.00% 9/1/32		147,108	156,402
7.00% 2/1/36		111,067	116,878
7.00% 12/1/37		152,755	160,751
7.50% 1/1/31		5,297	5,708
7.50% 3/1/32		56,913	61,156
7.50% 4/1/32		60,313	64,809
7.50% 10/1/34		61,049	65,792
Fannie Mae S.F. 30 yr TBA
4.50% 5/1/38		14,355,000	14,171,084
5.50% 5/1/38		29,565,000	29,722,049
Freddie Mac 7.00% 2/1/14		8,427	8,789
•Freddie Mac ARM
4.358% 12/1/33		208,310	207,254
4.624% 5/1/35		458,179	459,356
5.26% 3/1/36		382,687	383,400
5.513% 8/1/36		5,898,942	6,040,680
5.678% 7/1/36		1,946,873	1,993,695
5.778% 8/1/37		76,337	76,859
5.825% 10/1/36		7,901,625	8,095,263
6.126% 10/1/37		95,929	97,446
*6.338% 2/1/37		5,112,609	5,224,237
6.399% 12/1/33		824,443	834,669
7.023% 4/1/34		108,092	108,777
7.173% 4/1/33		5,330	5,363
Freddie Mac Balloon 7 yr 3.00% 8/1/10		437,787	435,548

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac Relocation 30 yr
5.00% 9/1/33	USD	789,929	$783,160
6.50% 10/1/30		2,125	2,216
Freddie Mac S.F. 15 yr
4.00% 2/1/14		116,906	115,983
4.50% 5/1/20		6,409,412	6,357,272
5.00% 6/1/18		2,349,113	2,376,773
5.50% 7/1/14		7,520	7,690
Freddie Mac S.F. 30 yr
4.50% 10/1/35		4,959,640	4,726,676
5.50% 12/1/34		105,613	106,590
6.00% 6/1/37		2,331,936	2,388,446
6.50% 10/1/32		6,301	6,566
7.00% 11/1/33		775,944	824,259
Freddie Mac S.F. 30 yr TBA
5.00% 5/1/38		93,275,000	91,642,689
GNMA S.F. 30 yr TBA
5.50% 5/1/38		3,285,000	3,327,087
6.00% 5/1/38		3,285,000	3,374,313
GNMA I S.F. 15 yr 6.50% 7/15/09		3,436	3,471
GNMA I S.F. 30 yr
7.00% 5/15/28		348,200	373,384
7.00% 12/15/34		7,055,400	7,568,395
7.50% 10/15/30		5,076	5,459
7.50% 2/15/32		1,145	1,231
9.50% 9/15/17		6,497	7,172
10.00% 7/15/17		4,580	5,151
Total Agency Mortgage-Backed Securities
(cost $428,761,121)			432,303,095

Agency Obligations – 8.61%
*Fannie Mae
¥3.25% 4/9/13		17,200,000	16,941,845
3.625% 2/12/13		11,170,000	11,193,993
4.375% 3/15/13		16,675,000	17,254,023
4.625% 10/15/13		14,350,000	14,999,051
4.75% 11/19/12		25,055,000	26,349,918
5.00% 2/16/12		7,530,000	7,976,348
6.25% 2/1/11		8,380,000	8,941,292

		Principal amount°	Value (U.S. $)
Agency Obligations (continued)
*Federal Farm Credit Bank
5.125% 8/25/16	USD	1,935,000	$2,062,087
Federal Home Loan Bank System
*4.625% 10/10/12		2,730,000	2,859,612
¥4.875% 11/27/13		11,520,000	12,186,029
*5.375% 8/19/11		6,090,000	6,505,984
*5.50% 8/13/14		3,100,000	3,380,665
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12		1,928,000	1,709,415
CPN 4.797% 5/2/12		365,000	323,455
CPN 4.909% 10/6/12		1,608,000	1,390,513
CPN 4.948% 10/6/14		1,923,000	1,511,507
CPN 5.079% 2/8/13		500,000	425,514
CPN 5.08% 8/8/13		500,000	416,982
CPN 5.101% 10/6/11		355,000	320,472
CPN 5.101% 2/3/12		50,000	44,454
CPN 5.175% 3/26/12		880,000	780,344
CPN 5.192% 10/6/15		1,140,000	848,509
CPN 5.259% 5/30/16		385,000	275,495
CPN 1 5.093% 11/11/11		173,000	155,478
CPN 1 5.162% 5/11/12		1,000,000	886,029
CPN 1 5.283% 5/11/15		1,270,000	966,937
CPN 4 5.213% 10/6/15		640,000	476,356
CPN 7 5.097% 8/3/13		10,000	8,344
CPN 12 5.10% 12/6/11		2,000,000	1,791,678
CPN 13 5.161% 12/27/12		300,000	256,802
CPN 13 5.208% 6/27/13		1,265,000	1,059,235
CPN 13 5.366% 12/27/16		1,140,000	785,660
CPN 15 4.907% 9/7/13		2,550,000	2,118,300
CPN 15 5.299% 3/7/16		2,325,000	1,691,233
CPN 17 5.352% 4/5/13		125,000	105,626
CPN 19 5.074% 12/6/10		400,000	373,106
CPN 19 5.352% 6/6/13		400,000	335,629
CPN A 5.112% 2/8/14		500,000	405,430
CPN A 5.098% 8/8/15		480,000	360,549
CPN A 5.099% 2/8/15		480,000	370,675
CPN C 5.099% 5/30/15		25,000	18,979
CPN D 5.119% 9/26/10		1,900,000	1,784,687

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Agency Obligations (continued)
^*Financing Corporation Principal Strip
5.142% 9/26/19	USD	860,000	$509,264
Freddie Mac
*4.125% 10/18/10		8,310,000	8,553,159
*4.125% 12/21/12		37,000,000	37,937,432
*4.50% 1/15/13		13,000,000	13,535,834
4.50% 7/15/13		8,500,000	8,843,987
*4.75% 1/18/11		6,555,000	6,844,711
*4.75% 3/5/12		3,200,000	3,359,683
*4.75% 1/19/16		335,000	349,154
*5.00% 12/14/18		2,580,000	2,507,959
*5.25% 7/18/11		9,960,000	10,580,408
*5.50% 7/18/16		5,515,000	6,006,557
5.50% 8/23/17		7,250,000	7,928,999
*5.75% 1/15/12		13,410,000	14,560,283
^*Residual Funding Principal Strip
5.175% 10/15/19		10,115,000	6,036,966
*Tennessee Valley Authority
4.875% 1/15/48		4,300,000	4,174,126
Total Agency Obligations (cost $276,479,728)			284,376,762

=@#Collateralized Debt Obligation – 0.00%
Travelers Funding CBO Series 1A A2
144A 6.35% 2/18/14		116,610	116,575
Total Collateralized Debt Obligation
(cost $121,274)			116,575

Commercial Mortgage-Backed Securities – 3.18%
Bank of America Commercial
Mortgage Securities
•Series 2004-3 A5 5.493% 6/10/39		4,065,000	4,158,843
Series 2004-5 A3 4.561% 11/10/41		20,000	19,639
•Series 2005-1 A5 5.24% 11/10/42		3,000,000	2,997,140
•Series 2005-6 AM 5.353% 9/10/47		2,840,000	2,728,924
•Series 2006-3 A4 5.889% 7/10/44		6,205,000	6,279,116
Series 2006-4 A4 5.634% 7/10/46		5,530,000	5,500,934

		Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial
Mortgage Securities
#Series 2004-ESA E 144A
5.064% 5/14/16	USD	1,355,000	$1,384,661
•Series 2005-T20 A4A
5.302% 10/12/42		4,000,000	3,962,458
•Series 2006-PW12 A4
5.895% 9/11/38		4,600,000	4,631,533
Series 2006-PW14 A4
5.201% 12/11/38		1,500,000	1,445,787
•Series 2007-PW16 A4
5.902% 6/11/40		7,540,000	7,489,976
•Series 2007-T28 A4
5.742% 9/11/42		6,800,000	6,716,171
wCommercial Mortgage Pass
Through Certificates
•#Series 2001-J1A A2 144A
6.457% 2/14/34		1,070,766	1,104,029
Series 2006-C7 A2 5.69% 6/10/46		925,000	932,431
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39		640,000	629,865
#Crown Castle Towers 144A
•Series 2005-1A AFL
3.096% 6/15/35		1,110,000	1,064,845
Series 2005-1A C
5.074% 6/15/35		700,000	666,736
Series 2006-1A B
5.362% 11/15/36		1,520,000	1,442,465
•DLJ Commercial Mortgage Series
1999-CG3 A3 7.73% 10/10/32		1,210,000	1,256,668
First Union National Bank-Bank of
America Commercial Mortgage
Trust Series 2001-C1 C
6.403% 3/15/33		30,000	31,000
First Union-Lehman Brothers-Bank
of America Series 1998-C2 A2
6.56% 11/18/35		2,115	2,111
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35		4,020,000	4,157,981

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	USD	60,000	$59,944
Series 2005-GG4 A4 4.761% 7/10/39		3,070,000	2,968,748
•#@Series 2006-RR3 A1S 144A
5.76% 7/18/56		3,860,000	2,264,546
Greenwich Capital Commercial
Funding Series 2007-GG9 A4
5.444% 3/10/39		5,000,000	4,862,435
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37		2,755,000	2,809,274
Series 2002-C2 A2
5.05% 12/12/34		3,145,000	3,138,731
Series 2003-C1 A2
4.985% 1/12/37		1,290,000	1,268,600
Series 2006-LDP9 A2
5.134% 5/15/47		4,775,000	4,518,575
•@#Series 2006-RR1A A1 144A
5.612% 10/18/52		3,510,000	2,538,994
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20		9,430	9,542
Series 2002-C1 A4 6.462% 3/15/31		1,170,000	1,218,636
Series 2003-C8 A2 4.207% 11/15/27		235,000	234,443
•Merrill Lynch Mortgage Trust Series
2006-C1 ASB 5.842% 5/12/39		105,000	104,403
Merrill Lynch/Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48		637,088	626,632
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A
6.12% 3/15/31		455,000	448,364
Series 2006-HQ9 A4 5.731% 7/12/44		7,540,000	7,548,779
Series 2007-IQ14 A4 5.692% 4/15/49		1,595,000	1,570,246
Series 2007-T27 A4 3.803% 6/13/42		2,780,000	2,752,430
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.565% 2/15/33		185,000	173,981

		Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
#SBA Commercial Mortgage Securities
Trust Series 2006-1A B 144A
5.451% 11/15/36	USD	330,000	$310,069
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		855,000	837,832
Series 2006-1 B 5.588% 2/15/36		695,000	671,912
Series 2006-1 C 5.707% 2/15/36		995,000	947,927
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42		95,000	94,519
Series 2006-C28 A2 5.50% 10/15/48		2,340,000	2,338,037
Series 2007-C30 A3 5.246% 12/15/43		2,115,000	2,083,373
Total Commercial Mortgage-Backed
Securities (cost $108,892,015)			105,004,285

Convertible Bonds – 0.41%
Advanced Micro Devices 6.00% 5/1/15
exercise price $28.08, expiration
date 5/1/15		5,190,000	3,308,625
Electronic Data Systems
3.875% 7/15/23 exercise price
$34.14, expiration date 7/15/23		3,755,000	3,703,369
•*U.S. Bancorp 0.792% 9/20/36 exercise
price $38.28, expiration date
9/20/36		2,674,000	2,699,670
•Wyeth 3.581% 1/15/24 exercise price
$60.09, expiration date 1/15/24		3,647,000	3,713,303
Total Convertible Bonds (cost $14,567,448)			13,424,967

Corporate Bonds – 28.85%
Banking – 2.36%
American Express Bank 5.50% 4/16/13		1,795,000	1,797,310
American Express Centurion Bank
5.55% 10/17/12		6,088,000	6,100,900
•BAC Capital Trust XV 3.876% 6/1/56		3,135,000	2,337,164
•#@Banco Mercantil 144A 6.862% 10/13/21		2,349,000	2,129,387
Bank of America
4.90% 5/1/13		4,395,000	4,409,416
5.65% 5/1/18		3,080,000	3,088,100

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon 4.50% 4/1/13	USD	7,958,000	$ 7,940,509
#Bank of Scotland 144A 5.25% 2/21/17		4,570,000	4,748,788
•Capital One FSB 2.968% 3/13/09		3,853,000	3,805,600
CoBank ACB 7.875% 4/16/18		1,975,000	2,034,734
JPMorgan Chase Capital XXV
6.80% 10/1/37		7,547,000	7,174,125
Mellon Bank 5.45% 4/1/16		1,950,000	1,968,260
#Northern Rock 144A 5.625% 6/22/17		2,484,000	2,484,224
PNC Bank 6.875% 4/1/18		5,205,000	5,390,001
•#PNC Preferred Funding Trust I 144A
6.113% 3/29/49		2,100,000	1,473,316
•Õ@Popular North America 5.046% 4/6/09		1,116,000	1,086,013
Silicon Valley Bank 5.70% 6/1/12		2,422,000	2,335,525
U.S. Bank
4.80% 4/15/15		2,272,000	2,233,578
4.95% 10/30/14		1,555,000	1,540,562
•USB Capital IX 6.189% 4/15/49		1,780,000	1,353,644
Wachovia Bank 6.60% 1/15/38		1,473,000	1,428,912
Wells Fargo 4.375% 1/31/13		5,363,000	5,310,904
Õ@WM Covered Bond Program
3.875% 9/27/11	EUR	3,843,000	5,691,754
			77,862,726
Basic Industry – 2.03%
CPG International I 10.50% 7/1/13	USD	870,000	748,200
Domtar 7.125% 8/15/15		826,000	801,220
duPont (E.I) deNemours 5.00% 1/15/13		1,244,000	1,270,706
*#Evraz Group 144A 9.50% 4/24/18		7,218,000	7,344,314
Foundation Pennsylvania Coal
7.25% 8/1/14		1,936,000	1,998,920
Freeport McMoRan Copper & Gold
8.25% 4/1/15		1,744,000	1,898,780
8.375% 4/1/17		2,040,000	2,259,300
Georgia-Pacific
*7.70% 6/15/15		1,818,000	1,827,090
8.875% 5/15/31		219,000	214,620
9.50% 12/1/11		1,164,000	1,233,840
#GTL Trade Finance 144A
7.25% 10/20/17		1,943,000	2,005,092

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Innophos 8.875% 8/15/14	USD	1,012,000	$ 1,012,000
#Innophos Holdings 144A 9.50% 4/15/12		1,045,000	1,013,650
International Coal Group 10.25% 7/15/14		1,220,000	1,238,300
Lubrizol 4.625% 10/1/09		2,394,000	2,389,119
#MacDermid 144A 9.50% 4/15/17		1,216,000	1,167,360
Massey Energy 6.875% 12/15/13		1,348,000	1,354,740
Momentive Performance Materials
9.75% 12/1/14		2,269,000	2,212,275
Monsanto
5.125% 4/15/18		1,532,000	1,528,409
5.875% 4/15/38		1,547,000	1,531,872
NewPage 10.00% 5/1/12		115,000	123,338
#NewPage 144A 10.00% 5/1/12		1,649,000	1,768,553
#Nine Dragons Paper Holding 144A
7.875% 4/29/13		5,068,000	5,033,066
#Norske Skogindustrier 144A
7.125% 10/15/33		1,758,000	1,282,333
‡Õ@=Port Townsend 12.431% 8/27/12		551,600	546,084
Potlatch 13.00% 12/1/09		2,030,000	2,263,842
#Rock-Tenn 144A 9.25% 3/15/16		532,000	561,260
Rockwood Specialties Group
7.50% 11/15/14		1,305,000	1,311,525
Rohm & Haas 5.60% 3/15/13		3,279,000	3,332,359
•#Ryerson 144A 10.614% 11/1/14		1,774,000	1,623,210
#Sappi Papier Holding 144A
6.75% 6/15/12		1,233,000	1,163,544
*Southern Copper 7.50% 7/27/35		2,040,000	2,162,649
*#Steel Dynamics 144A 7.75% 4/15/16		6,405,000	6,581,138
Vale Overseas 6.875% 11/21/36		2,719,000	2,758,697
Verso Paper Holdings 9.125% 8/1/14		794,000	823,775
Õ@Witco 6.875% 2/1/26		744,000	517,080
			66,902,260
Brokerage – 1.02%
AMVESCAP 4.50% 12/15/09		1,921,000	1,909,559
Goldman Sachs Group
6.15% 4/1/18		5,175,000	5,244,422
6.75% 10/1/37		4,419,000	4,343,806

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group 6.45% 6/8/27	USD	2,851,000	$ 2,293,202
JPMorgan Chase 5.75% 1/2/13		4,183,000	4,335,914
LaBranche
9.50% 5/15/09		3,110,000	3,199,413
11.00% 5/15/12		689,000	706,225
Lazard Group 6.85% 6/15/17		788,000	735,603
Lehman Brothers Holdings
5.625% 1/24/13		3,068,000	3,026,106
6.875% 5/2/18		1,700,000	1,741,789
6.875% 7/17/37		1,714,000	1,593,804
#LVB Acquisition Merger Sub 144A
10.00% 10/15/17		1,510,000	1,627,025
Merrill Lynch 6.875% 4/25/18		3,030,000	3,060,194
			33,817,062
Capital Goods – 1.46%
Allied Waste North America
7.375% 4/15/14		1,593,000	1,612,913
7.875% 4/15/13		3,223,000	3,364,006
Associated Materials 9.75% 4/15/12		1,006,000	1,006,000
BWAY 10.00% 10/15/10		818,000	793,460
Casella Waste Systems 9.75% 2/1/13		2,038,000	2,007,430
DRS Technologies 7.625% 2/1/18		1,758,000	1,801,950
Graham Packaging 8.50% 10/15/12		3,236,000	3,187,460
Graphic Packaging International
8.50% 8/15/11		5,671,000	5,756,064
Greenbrier 8.375% 5/15/15		1,450,000	1,392,000
Honeywell International 5.30% 3/1/18		3,307,000	3,373,990
Interface 10.375% 2/1/10		1,375,000	1,447,188
Intertape Polymer 8.50% 8/1/14		797,000	705,345
KB Home
7.75% 2/1/10		455,000	449,313
8.625% 12/15/08		739,000	750,085
Koppers Industries 9.875% 10/15/13		853,000	908,445
*L-3 Communications 7.625% 6/15/12		3,536,000	3,642,080
Lockheed Martin 4.121% 3/14/13		2,517,000	2,475,381
*NXP BV Funding 9.50% 10/15/15		1,915,000	1,857,550
Owens Corning 6.50% 12/1/16		955,000	809,553

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Owens-Brockway Glass Container
6.75% 12/1/14	USD	2,040,000	$ 2,080,800
#Penhall International 144A
12.00% 8/1/14		638,000	491,260
Smurfit-Stone Container Enterprises
8.00% 3/15/17		1,999,000	1,699,150
#SPX 144A 7.625% 12/15/14		496,000	518,940
Textron 6.50% 6/1/12		1,972,000	2,086,546
*Vitro 11.75% 11/1/13		3,732,000	3,862,619
			48,079,528
Communications – 4.57%
Alltel 7.00% 7/1/12		2,050,000	1,752,750
America Movil 6.375% 3/1/35		3,619,000	3,565,649
AT&T Wireless 8.125% 5/1/12		6,801,000	7,557,059
Broadview Networks Holdings
11.375% 9/1/12		619,000	594,240
CCH I Holdings 10.25% 9/15/10		1,010,000	977,175
•Centennial Communications
10.479% 1/1/13		1,101,000	1,054,208
*#Charter Communications 144A
10.875% 9/15/14		10,005,000	10,630,312
#Charter Communications Operating
144A 8.00% 4/30/12		9,763,000	9,470,109
Citizens Communications
7.125% 3/15/19		5,770,000	5,366,100
*Clear Channel Communications
5.50% 9/15/14		580,000	403,596
Comcast
•4.677% 7/14/09		1,338,000	1,314,419
6.30% 11/15/17		2,700,000	2,810,527
Cricket Communications
9.375% 11/1/14		3,475,000	3,427,219
CSC Holdings
6.75% 4/15/12		3,700,000	3,644,500
7.625% 4/1/11		895,000	906,188
*Dex Media West 9.875% 8/15/13		2,319,000	2,191,455
#Digicel 144A 9.25% 9/1/12		3,916,000	3,974,740

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	$ 4,828,851
•#Hellas Telecommunications Luxembourg
II 144A 10.008% 1/15/15	USD	1,041,000	796,365
Hughes Network Systems 9.50% 4/15/14		1,449,000	1,456,245
ΩInmarsat Finance 10.375% 11/15/12		11,531,000	11,430,103
Intelsat Bermuda 11.25% 6/15/16		3,419,000	3,483,106
Lamar Media
6.625% 8/15/15		1,076,000	1,019,511
*6.625% 8/15/15		3,125,000	2,960,938
#LBI Media 144A 8.50% 8/1/17		741,000	618,735
Lucent Technologies 6.45% 3/15/29		857,000	647,035
MetroPCS Wireless 9.25% 11/1/14		3,328,000	3,286,400
•Nortel Networks 8.508% 7/15/11		4,764,000	4,513,890
PAETEC Holding 9.50% 7/15/15		777,000	734,265
Quebecor Media 7.75% 3/15/16		1,574,000	1,522,845
Qwest
6.50% 6/1/17		1,455,000	1,371,338
7.50% 10/1/14		765,000	772,650
Qwest Capital Funding 7.25% 2/15/11		1,480,000	1,457,800
Rural Cellular
•8.989% 11/1/12		760,000	775,200
9.875% 2/1/10		1,449,000	1,506,960
Sprint Capital 8.375% 3/15/12		3,045,000	2,902,689
Telecom Italia Capital 4.00% 1/15/10		3,488,000	3,429,081
Telefonica Emisiones 5.984% 6/20/11		1,029,000	1,051,474
Time Warner Cable 5.40% 7/2/12		2,968,000	2,988,067
Time Warner Telecom Holdings
9.25% 2/15/14		1,086,000	1,129,440
Verizon Communications 5.55% 2/15/16		6,765,000	6,834,132
Viacom
•3.15% 6/16/09		1,198,000	1,181,689
5.75% 4/30/11		988,000	999,714
#Videotron 144A 9.125% 4/15/18		1,810,000	1,936,700
#Vimpelcom 144A 9.125% 4/30/18		14,010,000	14,044,997
Virgin Media Finance 8.75% 4/15/14		1,755,000	1,706,738
#Vivendi 144A 6.625% 4/4/18		4,080,000	3,989,787
Windstream 8.125% 8/1/13		5,852,000	6,086,080
			151,103,071

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 3.13%
Corrections Corporation of America
6.25% 3/15/13	USD	1,959,000	$ 1,959,000
7.50% 5/1/11		829,000	845,580
CVS Caremark
4.875% 9/15/14		3,413,000	3,367,375
5.75% 6/1/17		2,980,000	3,025,073
•DaimlerChrysler Holding 3.562% 8/3/09		3,052,000	3,007,868
Dollar General 10.625% 7/15/15		1,935,000	1,935,000
DR Horton 8.00% 2/1/09		885,000	885,000
Ford Motor
*7.45% 7/16/31		2,183,000	1,642,708
7.70% 5/15/97		713,000	474,145
Ford Motor Credit
•7.127% 1/13/12		1,135,000	955,197
7.375% 10/28/09		5,000	4,815
7.80% 6/1/12		11,807,000	10,566,839
8.00% 12/15/16		845,000	740,637
*9.75% 9/15/10		1,220,000	1,185,840
#Galaxy Entertainment Finance 144A
•9.829% 12/15/10		3,335,000	3,335,000
9.875% 12/15/12		2,959,000	3,003,385
Gaylord Entertainment 8.00% 11/15/13		1,393,000	1,326,833
*General Motors 8.375% 7/15/33		6,029,000	4,619,721
Global Cash Access 8.75% 3/15/12		959,000	949,410
GMAC
•4.315% 5/15/09		6,295,000	5,744,697
5.85% 1/14/09		1,010,000	987,494
6.875% 8/28/12		9,728,000	7,724,371
Harrah’s Operating 5.50% 7/1/10		3,479,000	3,105,008
Lear 8.75% 12/1/16		2,277,000	2,151,765
*Majestic Star Casino 9.50% 10/15/10		853,000	750,640
McDonald’s
5.35% 3/1/18		1,654,000	1,681,028
5.80% 10/15/17		3,124,000	3,275,445
MGM MIRAGE
7.50% 6/1/16		8,230,000	7,489,300
7.625% 1/15/17		1,523,000	1,397,353

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*Neiman Marcus Group
10.375% 10/15/15	USD	3,490,000	$ 3,681,950
*Neiman Marcus Group PIK
9.00% 10/15/15		3,237,000	3,382,665
*Park Place Entertainment
7.875% 3/15/10		1,665,000	1,573,425
Penney (J.C.) 7.375% 8/15/08		1,926,000	1,937,315
#Pokagon Gaming Authority 144A
10.375% 6/15/14		1,179,000	1,264,478
Tenneco 8.625% 11/15/14		1,790,000	1,830,275
*Travelport 9.875% 9/1/14		1,975,000	1,918,219
VF 5.95% 11/1/17		1,955,000	1,952,881
Wal-Mart Stores 6.20% 4/15/38		7,430,000	7,588,154
			103,265,889
Consumer Non-Cyclical – 3.84%
Abbott Laboratories 5.60% 11/30/17		3,600,000	3,727,879
ACCO Brands 7.625% 8/15/15		683,000	624,945
Advanced Medical Optics 7.50% 5/1/17		1,587,000	1,444,170
AmBev International Finance
9.50% 7/24/17	BRL	950,000	490,088
#AmBev International Finance 144A
9.50% 7/24/17	BRL	4,634,000	2,397,569
Amgen 5.85% 6/1/17	USD	3,618,000	3,649,473
Aramark
•6.739% 2/1/15		820,000	793,350
*8.50% 2/1/15		5,233,000	5,481,568
AstraZeneca 5.90% 9/15/17		4,706,000	4,991,762
*#Bausch & Lomb 144A 9.875% 11/1/15		8,876,000	9,475,129
Community Health Systems
8.875% 7/15/15		2,285,000	2,387,825
*Constellation Brands 8.125% 1/15/12		1,758,000	1,799,753
Cott Beverages 8.00% 12/15/11		859,000	728,003
#Covidien International Finance 144A
6.00% 10/15/17		5,447,000	5,578,431
6.55% 10/15/37		1,626,000	1,667,684
Õ@CRC Health 10.75% 2/1/16		3,119,000	2,666,745

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Del Monte
6.75% 2/15/15	USD	412,000	$ 399,640
8.625% 12/15/12		321,000	333,840
Delhaize America 9.00% 4/15/31		2,601,000	3,227,235
Diageo Capital
5.20% 1/30/13		630,000	643,293
5.75% 10/23/17		2,433,000	2,485,601
#Dr Pepper Snapple Group 144A
6.82% 5/1/18		5,205,000	5,409,187
HCA 9.25% 11/15/16		13,881,000	14,956,777
HCA PIK 9.625% 11/15/16		1,988,000	2,139,585
•*HealthSouth 10.829% 6/15/14		3,650,000	3,723,000
Iron Mountain
6.625% 1/1/16		796,000	773,115
8.625% 4/1/13		925,000	945,813
*Jarden 7.50% 5/1/17		971,000	898,175
Kellogg 5.125% 12/3/12		2,891,000	2,951,110
Kraft Foods
4.125% 11/12/09		124,000	123,549
6.125% 2/1/18		6,427,000	6,572,135
Kroger
4.95% 1/15/15		1,047,000	1,020,576
6.75% 4/15/12		2,598,000	2,765,633
6.90% 4/15/38		1,287,000	1,373,009
Õ@National Beef Packing 10.50% 8/1/11		1,079,000	1,019,655
Pilgrim’s Pride
7.625% 5/1/15		4,352,000	4,156,160
*8.375% 5/1/17		889,000	795,655
Quest Diagnostic 5.45% 11/1/15		4,670,000	4,427,333
Schering-Plough 6.00% 9/15/17		2,160,000	2,185,086
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		840,000	818,177
8.03% 10/1/20		555,000	547,652
Sysco 5.25% 2/12/18		2,362,000	2,377,438
Universal Hospital Services PIK
8.50% 6/1/15		1,387,000	1,421,675
UST 5.75% 3/1/18		2,478,000	2,480,518

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Visant Holding 8.75% 12/1/13	USD	875,000	$ 866,250
Wyeth 5.50% 2/1/14		6,951,000	7,146,963
			126,888,209
Electric – 2.48%
AES
7.75% 3/1/14		308,000	317,240
*8.00% 10/15/17		854,000	894,565
#AES 144A 8.75% 5/15/13		596,000	625,055
Commonwealth Edison 6.15% 9/15/17		1,589,000	1,630,217
Duke Energy Carolinas
*5.10% 4/15/18		3,900,000	3,883,051
6.00% 1/15/38		1,215,000	1,222,278
Duquense Light Holdings 5.50% 8/15/15		3,153,000	3,000,861
Edison Mission Energy 7.625% 5/15/27		3,733,000	3,653,674
Elwood Energy 8.159% 7/5/26		1,752,271	1,694,505
Illinois Power 6.125% 11/15/17		1,895,000	1,860,052
#Ipalco Enterprises 144A 7.25% 4/1/16		1,035,000	1,071,225
ISA Capital do Brasil
7.875% 1/30/12		685,000	722,675
8.80% 1/30/17		200,000	213,500
#ISA Capital do Brasil 144A
7.875% 1/30/12		3,235,000	3,412,925
8.80% 1/30/17		1,715,000	1,830,763
#Korea Southern Power 144A
5.375% 4/18/13		3,589,000	3,599,709
Midamerican Funding 6.75% 3/1/11		130,000	137,925
Midwest Generation 8.30% 7/2/09		768,087	783,449
Mirant Americas Generation
8.30% 5/1/11		1,628,000	1,697,190
Mirant North America 7.375% 12/31/13		1,346,000	1,403,205
Northern States Power 5.25% 3/1/18		1,889,000	1,900,959
NRG Energy 7.375% 2/1/16		9,003,000	9,295,598
Orion Power Holdings 12.00% 5/1/10		1,849,000	2,047,768
*Pacific Gas & Electric 5.625% 11/30/17		1,875,000	1,912,299
Peco Energy 5.35% 3/1/18		1,573,000	1,575,732
Potomac Electric Power 6.50% 11/15/37		1,298,000	1,314,052
#Power Contract Financing 144A
6.256% 2/1/10		431,956	440,097

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
PSEG Power 5.50% 12/1/15	USD	1,846,000	$ 1,808,380
*Public Service Electric & Gas
5.30% 5/1/18		2,304,000	2,304,691
#Texas Competitive Electric Holdings
144A 10.25% 11/1/15		20,105,000	21,059,988
Virginia Electric Power 5.40% 4/30/18		3,210,000	3,184,095
#West Penn Power 144A
5.95% 12/15/17		1,437,000	1,470,031
			81,967,754
Energy – 2.45%
*Apache 5.25% 4/15/13		2,092,000	2,149,141
Canadian Natural Resources
6.70% 7/15/11		1,150,000	1,210,590
Chesapeake Energy
6.375% 6/15/15		154,000	152,460
6.625% 1/15/16		3,774,000	3,792,869
Complete Production Service
8.00% 12/15/16		810,000	816,075
Compton Petroleum Finance
7.625% 12/1/13		2,397,000	2,379,023
Consolidate Edison of New York
5.85% 4/1/18		3,900,000	4,007,144
#Connacher Oil & Gas 144A
10.25% 12/15/15		845,000	899,925
#Enbridge Energy 144A 6.50% 4/15/18		2,300,000	2,332,481
Energy Partners 9.75% 4/15/14		795,000	739,350
Energy Transfer Partners 7.50% 7/1/38		1,904,000	2,044,443
Enterprise Products Operating
5.60% 10/15/14		2,487,000	2,464,739
6.50% 1/31/19		6,889,000	7,117,755
•*8.375% 8/1/66		1,433,000	1,428,412
#Gaz Capital 144A 8.146% 4/11/18		2,114,000	2,254,053
Geophysique-Veritas
7.50% 5/15/15		355,000	368,313
7.75% 5/15/17		1,114,000	1,155,775
#Helix Energy Solutions Group 144A
9.50% 1/15/16		7,206,000	7,548,284

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#Hilcorp Energy I 144A
7.75% 11/1/15	USD	1,164,000	$ 1,152,360
9.00% 6/1/16		1,152,000	1,206,720
#Key Energy Services 144A
8.375% 12/1/14		863,000	897,520
#Lukoil International Finance 144A
6.356% 6/7/17		2,265,000	2,100,788
Mariner Energy 8.00% 5/15/17		1,605,000	1,584,938
#Markwest Energy Partners 144A
8.75% 4/15/18		1,715,000	1,787,888
OPTI Canada
7.875% 12/15/14		783,000	800,618
8.25% 12/15/14		2,416,000	2,506,600
PetroHawk Energy 9.125% 7/15/13		1,857,000	1,973,063
#Plains All American Pipeline 144A
6.50% 5/1/18		1,645,000	1,683,100
Plains Exploration & Production
7.00% 3/15/17		1,518,000	1,502,820
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		1,285,000	1,232,057
5.838% 9/30/27		1,475,000	1,247,795
Sabine Pass LNG 7.50% 11/30/16		880,000	809,600
Siberian Oil 10.75% 1/15/09		70,000	73,171
#Stallion Oilfield Services 144A
9.75% 2/1/15		825,000	690,938
Suncor Energy 6.50% 6/15/38		1,359,000	1,357,807
TNK-BP Finance 7.875% 3/13/18		3,399,000	3,386,253
Weatherford International
6.00% 3/15/18		3,900,000	4,012,323
7.00% 3/15/38		1,611,000	1,740,039
Whiting Petroleum 7.25% 5/1/13		2,263,000	2,279,973
Williams 7.50% 1/15/31		2,829,000	3,012,885
XTO Energy 5.30% 6/30/15		1,096,000	1,099,416
			80,999,504
Finance Companies – 1.49%
#Capmark Financial Group 144A
6.30% 5/10/17		2,653,000	1,933,281
Cardtronics 9.25% 8/15/13		1,153,000	1,102,556

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
#Cardtronics 144A 9.25% 8/15/13	USD	177,000	$ 169,256
EnCana Holdings Finance 5.80% 5/1/14		1,942,000	2,001,695
FTI Consulting 7.625% 6/15/13		3,029,000	3,157,733
General Electric Capital
5.125% 1/28/14	SEK	18,100,000	3,014,186
5.625% 9/15/17	USD	1,787,000	1,823,996
5.625% 5/1/18		1,660,000	1,680,156
•5.77% 2/2/11	NOK	22,500,000	4,380,632
5.875% 1/14/38	USD	6,385,000	6,108,401
General Electric Capital UK Funding
4.625% 1/18/16	GBP	1,497,000	2,677,096
•HSBC Financial 3.387% 4/24/10	CAD	2,142,000	2,061,276
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	1,975,000	1,755,832
International Lease Finance
5.35% 3/1/12		2,485,000	2,446,684
5.875% 5/1/13		1,408,000	1,403,751
6.375% 3/25/13		4,460,000	4,525,214
John Deere Capital 5.35% 4/3/18		2,834,000	2,842,562
*Leucadia National 8.125% 9/15/15		915,000	937,875
#Nuveen Investments 144A
10.50% 11/15/15		1,521,000	1,471,568
Washington Mutual
*5.25% 9/15/17		1,658,000	1,411,792
5.50% 8/24/11		1,704,000	1,561,155
•#Xstrata Finance 144A 3.42% 11/13/09		940,000	915,379
			49,382,076
Industrials – 0.03%
Trimas 9.875% 6/15/12		1,248,000	1,095,120
			1,095,120
Insurance – 1.03%
American International Group
5.85% 1/16/18		2,944,000	2,947,079
Berkshire Hathaway Finance
4.85% 1/15/15		2,104,000	2,123,012
#Genworth Life Institutional Funding
Trust 144A 5.875% 5/3/13		2,675,000	2,693,351

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
@#Max USA Holdings 144A
7.20% 4/14/17	USD	2,304,000	$ 2,370,286
•#Metlife Capital Trust X 144A
9.25% 4/8/38		3,400,000	3,843,387
#Metropolitan Life Global Funding I
144A 4.25% 7/30/09		1,424,000	1,424,957
Õ@Montpelier Re Holdings
6.125% 8/15/13		613,000	605,028
w•@#Twin Reefs Pass Through Trust 144A
3.722% 12/31/49		2,000,000	82,500
UnitedHealth Group
5.50% 11/15/12		4,729,000	4,716,756
6.875% 2/15/38		2,729,000	2,671,047
Unitrin 6.00% 5/15/17		2,538,000	2,333,960
Unum Group 5.859% 5/15/09		910,000	925,027
WellPoint
5.00% 1/15/11		3,360,000	3,334,760
5.00% 12/15/14		2,666,000	2,530,780
•#White Mountains Re Group 144A
7.506% 5/29/49		1,892,000	1,426,852
			34,028,782
Natural Gas – 0.61%
AmeriGas Partners 7.125% 5/20/16		1,482,000	1,500,525
Dynergy Holdings 7.75% 6/1/19		3,875,000	3,875,000
El Paso
6.875% 6/15/14		1,232,000	1,283,616
*7.00% 6/15/17		1,101,000	1,154,488
#El Paso Performance-Linked Trust 144A
7.75% 7/15/11		1,033,000	1,074,006
Ferrellgas Finance Escrow 6.75% 5/1/14		1,610,000	1,593,900
Inergy Finance
6.875% 12/15/14		567,000	554,951
8.25% 3/1/16		501,000	516,030
*#Inergy Finance 144A 8.25% 3/1/16		735,000	757,050
Kinder Morgan Energy Partners
5.125% 11/15/14		2,203,000	2,141,382
Kinder Morgan Finance 5.35% 1/5/11		1,898,000	1,883,765

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Regency Energy Partners
8.375% 12/15/13	USD	1,300,000	$ 1,361,750
Valero Energy
6.125% 6/15/17		2,143,000	2,165,540
6.625% 6/15/37		352,000	343,982
			20,205,985
Real Estate – 0.37%
*Host Hotels & Resorts 7.125% 11/1/13		6,032,000	6,039,540
iStar Financial
5.15% 3/1/12		1,210,000	1,053,580
5.875% 3/15/16		2,061,000	1,733,835
Regency Centers 5.875% 6/15/17		1,663,000	1,492,958
•#USB Realty 144A 6.091% 12/22/49		2,400,000	1,765,466
			12,085,379
Technology – 1.15%
Freescale Semiconductor
•6.675% 12/15/14		1,615,000	1,296,038
8.875% 12/15/14		8,477,000	7,502,145
Hewlett-Packard 5.50% 3/1/18		2,139,000	2,186,884
International Business Machines
4.00% 11/11/11	EUR	2,700,000	4,106,513
Oracle
5.75% 4/15/18	USD	1,624,000	1,656,553
6.50% 4/15/38		3,722,000	3,859,908
Sungard Data Systems
9.125% 8/15/13		1,445,000	1,517,250
*10.25% 8/15/15		9,279,000	9,905,332
Xerox
5.50% 5/15/12		3,724,000	3,728,584
6.35% 5/15/18		2,125,000	2,139,660
			37,898,867
Transportation – 0.83%
Burlington North Santa Fe
5.65% 5/1/17		2,610,000	2,631,011
5.75% 3/15/18		3,926,000	3,989,169
#DP World 144A 6.85% 7/2/37		2,610,000	2,254,591
Hertz 8.875% 1/1/14		1,597,000	1,616,963

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Kansas City Southern de Mexico
9.375% 5/1/12	USD	2,431,000	$ 2,546,473
Kansas City Southern Railway
9.50% 10/1/08		764,000	775,460
#Norfolk Southern 144A 5.75% 4/1/18		5,567,000	5,656,372
Northwest Airlines 10.00% 2/1/09		425,000	5,313
Red Arrow International Leasing
8.375% 6/30/12	RUB	178,716,077	7,522,595
Seabulk International 9.50% 8/15/13	USD	415,000	439,381
			27,437,328
Total Corporate Bonds
(cost $948,038,793)			953,019,540

Foreign Agencies – 1.68%Δ
Austria – 0.17%
Oesterreichische Kontrollbank
1.80% 3/22/10	JPY	595,000,000	5,805,675
			5,805,675
France – 0.08%
France Telecom 7.75% 3/1/11	USD	2,374,000	2,568,604
			2,568,604
Germany – 1.30%
KFW
1.75% 3/23/10	JPY	308,000,000	3,006,481
*3.25% 2/15/11	USD	6,630,000	6,658,005
3.50% 7/4/21	EUR	6,572,000	9,139,609
4.125% 7/4/17	EUR	10,639,000	16,264,579
6.00% 7/15/09	NZD	1,672,000	1,274,736
Rentenbank
1.375% 4/25/13	JPY	315,000,000	3,039,876
3.25% 3/15/13	USD	3,500,000	3,437,287
			42,820,573
Republic of Korea – 0.13%
Korea Development Bank 5.30% 1/17/13		4,455,000	4,470,241
			4,470,241
Total Foreign Agencies
(cost $51,529,074)			55,665,093

		Principal amount°	Value (U.S. $)
Municipal Bonds – 1.43%
Augusta, Georgia Water & Sewer
Revenue 5.25% 10/1/39 (FSA)	USD	1,130,000	$ 1,166,205
California State
5.00% 2/1/33		75,000	75,166
§5.00% 2/1/33-14		80,000	87,914
California State University Systemwide
Revenue 5.00% 11/1/30 (AMBAC)		385,000	390,906
Massachusetts Bay Transportation
Authority 5.00% 7/1/19		1,970,000	2,170,231
Massachusetts Health & Education
Facilities Authority Revenue Series A
5.00% 7/15/36		1,195,000	1,226,178
New Jersey Economic Development
Authority Revenue (Cigarette Tax)
5.75% 6/15/29		335,000	328,555
New York State Urban Development
Income Series A-1 5.25% 3/15/34
(FGIC)		445,000	461,692
New York Tobacco Settlement Finance
Authority Series B 5.00% 6/1/10		6,010,000	6,210,853
North Texas Tollway Authority Series A
5.50% 1/1/18		1,575,000	1,711,442
^5.97% 1/1/37		19,700,000	4,299,919
6.00% 1/1/19		785,000	876,445
6.00% 1/1/20		3,940,000	4,363,116
Oregon State Taxable Pension
5.892% 6/1/27		305,000	314,583
Portland, Oregon Sewer System
Revenue Series A 5.00% 6/15/18		4,570,000	4,999,808
Texas Transportation Community
Mobility 5.00% 4/1/19		6,200,000	6,759,053
Triborough, New York Bridge & Tunnel
Authority Series A
5.00% 11/15/18		3,155,000	3,468,323
5.00% 11/15/19		3,155,000	3,425,731
University of Texas Financing Authority
Series A 5.25% 8/15/18		1,970,000	2,212,212
West Virginia Economic Development
Authority 5.37% 7/1/20 (MBIA)		90,000	90,706

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
West Virginia Tobacco Settlement
Finance Authority 7.467% 6/1/47	USD	2,700,000	$ 2,539,485
Total Municipal Bonds
(cost $46,146,321)			47,178,523

Non-Agency Asset-Backed Securities – 5.09%
Ameriquest Mortgage Securities Series
2003-8 AF4 5.32% 10/25/33		102,973	92,363
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.696% 2/15/12		22,755,000	22,497,175
Series 2007-A2 A2 2.736% 6/17/13		15,200,000	14,755,143
Series 2008-A5 A5 4.015% 12/16/13		8,400,000	8,400,000
#Cabela’s Master Credit Card Trust
Series 2008-1A A1 144A
4.31% 12/16/13		3,650,000	3,620,864
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		7,600,000	7,680,738
Series 2008-1 A3A 3.86% 8/15/12		3,000,000	2,958,771
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		4,055,000	3,996,005
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		1,350,000	1,354,348
Series 2008-A A3 4.94% 4/25/14		2,300,000	2,294,894
@#Cendant Timeshare Receivables
Funding Series 2004-1A A1 144A
3.67% 5/20/16		61,087	58,196
•Chase Issuance Trust Series 2007-A11 A11
2.716% 7/16/12		21,500,000	21,020,219
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		6,085,000	5,720,070
•Series 2007-A6 A6 2.70% 7/12/12		44,000,000	43,026,365
Citifinancial Mortgage Securities Series
2003-2 AF4 4.098% 5/25/33		424,831	359,950
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11		1,420,000	1,425,898
•Series 2007-B A3B 3.316% 10/17/11		400,000	390,872
Series 2008-A3 4.12% 5/15/12		1,440,000	1,424,223

		Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•Countrywide Asset-Backed Certificates
Series 2005-7 AF3 4.454% 10/25/35	USD	100,000	$98,932
Series 2006-15 A3 5.689% 10/25/46		110,000	99,673
P@Series 2006-S7 A3 5.712% 11/25/35		4,450,000	1,608,992
Discover Card Master Trust Series
2007-A1 A1 5.65% 3/16/20		5,280,000	5,103,793
#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31		6,055,000	5,453,109
•P@GMAC Mortgage Loan Trust Series
2006-HE3 A2 5.75% 10/25/36		705,000	502,335
Hyundai Auto Receivables Trust Series
2007-A A3A 5.04% 1/17/12		1,350,000	1,354,247
John Deere Owner Trust Series 2008-A
A3 4.18% 6/15/12		2,835,000	2,834,789
•@#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		886,025	779,702
•P@Merrill Lynch Mortgage Investors Series
2006-AR1 A2C 3.055% 3/25/37		30,000	23,279
Mid-State Trust
Series 11 A1 4.864% 7/15/38		116,957	112,085
Series 2004-1 A 6.005% 8/15/37		146,582	145,711
Series 2005-1 A 5.745% 1/15/40		806,578	745,580
#Series 2006-1 A 144A
5.787% 10/15/40		445,627	429,221
Renaissance Home Equity Loan Trust
Series 2005-4 A3 5.565% 2/25/36		134,149	132,645
P@Series 2006-1 AF3 5.608% 5/25/36		110,000	106,679
Series 2007-1 AF2 5.512% 4/25/37		200,000	186,641
P@Series 2007-2 AF2 5.675% 6/25/37		105,000	98,228
Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33		77,968	67,672
P@Series 2006-KS3 AI3 3.065% 4/25/36		180,000	168,761
•P@Residential Funding Mortgage
Securities II Series 2003-HS2 AI3
3.17% 3/25/18		858,170	854,146
RSB Bondco Series 2007-A A2
5.72% 4/1/18		2,050,000	2,074,163

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
@#Sail Net Interest Margin Notes
Series 2003-10A A 144A
7.50% 10/27/33	USD	12,766	$1
@#Sierra Receivables Funding
Series 2003-2A A1 144A
3.03% 12/15/15		65,670	63,085
•#Sovereign Dealer Floor Plan
Master Series 2006-1 A 144A
2.766% 8/15/11		1,000,000	957,500
Structured Asset Securities
P@Series 2001-SB1 A2
3.375% 8/25/31		538,063	448,303
Series 2004-16XS A2
4.91% 8/25/34		266	266
Triad Auto Receivables Owner Trust
Series 2006-C A4 5.31% 5/13/13		230,000	215,685
World Omni Auto Receivables
Trust Series 2008-A A3A
3.94% 10/15/12		2,500,000	2,469,575
Total Non-Agency Asset-Backed
Securities (cost $173,785,881)			168,210,892

Non-Agency Collateralized Mortgage Obligations – 6.84%
•Adjustable Rate Mortgage Trust Series
2005-10 3A11 5.415% 1/25/36		3,260,677	3,097,981
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35		175,000	165,955
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		439,792	414,229
Series 2004-2 1A1 6.00% 3/25/34		352,674	332,175
Series 2004-10 1CB1 6.00% 11/25/34		1,015,164	956,157
Series 2004-11 1CB1 6.00% 12/25/34		224,577	211,523
Series 2005-3 2A1 5.50% 4/25/20		825,466	834,753
Series 2005-5 2CB1 6.00% 6/25/35		1,463,656	1,476,463
Series 2005-6 7A1 5.50% 7/25/20		2,149,377	2,150,720
Series 2005-9 5A1 5.50% 10/25/20		1,916,434	1,937,994
•Series 2005-I 4A1 5.27% 10/25/35		63,250	57,335

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	USD	3,516,510	$3,506,620
Series 2006-5 2A10 5.75% 9/25/36		4,800,000	4,535,264
P@•Series 2006-F 1A2 5.174% 7/20/36		87,678	80,888
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.253% 5/25/33		1,540	1,545
•Series 2003-E 2A2 4.355% 6/25/33		391,590	391,789
•Series 2004-D 1A1 5.518% 5/25/34		9,647	9,587
Series 2005-9 2A1 4.75% 10/25/20		767,581	759,905
•Series 2005-A 1A1 6.288% 2/25/35		79,105	75,150
Series 2007-3 1A1 6.00% 9/25/37		200,851	194,198
•Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-7 9A 4.745% 10/25/33		2,640,163	2,419,719
Series 2007-3 1A1 5.475% 5/25/47		6,050,449	5,741,275
Bear Stearns Asset-Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35		1,708,794	1,457,795
Chase Mortgage Finance Series
2003-S8 A2 5.00% 9/25/18		1,187,912	1,167,124
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36		3,455,000	3,210,039
Series 2006-3 1A9 5.75% 6/25/36		85,000	77,761
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.083% 8/25/34		4,890,411	4,474,685
Series 2007-AR5 1AB 5.613% 4/25/37		4,281,366	3,377,965
Series 2007-AR8 1A3A 6.052% 8/25/37		3,987,038	3,655,716
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		2,844,006	2,806,678
•Series 2004-J7 1A2 4.673% 8/25/34		138,692	136,458
Series 2004-J8 1A1 7.00% 9/25/34		209,570	178,331
Series 2005-1CB 2A2 5.50% 3/25/35		115,401	104,522
Series 2005-57CB 4A3
5.50% 12/25/35		1,089,051	1,028,580

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
P@•Series 2005-63 3A1
5.891% 11/25/35	USD	2,025,853	$1,645,342
Series 2005-85CB 2A2
5.50% 2/25/36		17,008	16,339
Series 2006-2CB A3
5.50% 3/25/36		1,583,207	1,501,035
wCountrywide Home Loan Mortgage Pass
Through Trust
•Series 2003-21 A1 4.117% 5/25/33		140,312	134,481
P@Series 2004-12 1M 5.059% 8/25/34		467,310	274,643
•Series 2004-HYB2 2A 5.75% 7/20/34		380,427	371,255
P@•Series 2004-HYB4 M 4.805% 9/20/34		1,681,228	1,311,053
•Series 2004-HYB5 3A1
6.786% 4/20/35		308,000	301,873
Series 2005-23 A1 5.50% 11/25/35		6,818,921	6,750,731
•Series 2005-HYB8 4A1
5.872% 12/20/35		84,786	68,716
Series 2006-1 A2 6.00% 3/25/36		1,622,381	1,613,255
Series 2006-1 A3 6.00% 3/25/36		600,882	592,995
Series 2006-17 A5 6.00% 12/25/36		1,569,124	1,577,433
•Series 2006-HYB1 3A1
5.275% 3/20/36		2,913,116	2,410,790
P@•Series 2006-HYB3 3A1A
6.094% 5/25/36		1,812,763	1,445,885
P@•Series 2006-HYB4 1A2
5.63% 6/20/36		258,876	214,475
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		269,230	256,021
Series 2004-1 3A1 7.00% 2/25/34		123,957	129,342
Deutsche Securities Alternative Loan
Trust Series 2003-4XS A6A
4.82% 10/25/33		208,304	200,801
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		97,964	97,936
Series 2004-5 2A1 6.25% 8/25/17		573,450	564,670
•Series 2004-AR5 4A1 5.70% 10/25/34		506,005	465,066

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
First Horizon Asset Securities
•Series 2007-AR2 1A1
5.855% 8/25/37	USD	4,615,667	$4,292,570
•Series 2007-AR3 2A2
6.309% 11/25/37		8,208,446	7,711,186
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.182% 5/25/35		2,232,838	2,009,340
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		124,059	135,659
•Series 1999-3 A 8.00% 8/19/29		167,567	182,995
Series 2005-RP1 1A3 8.00% 1/25/35		1,525,848	1,541,261
Series 2005-RP1 1A4 18.50% 1/25/35		587,757	602,792
Series 2006-RP1 1A2 7.50% 1/25/36		1,223,990	1,293,579
Series 2006-RP1 1A3 18.00% 1/25/36		555,576	609,947
GSR Mortgage Loan Trust
Series 2004-2F 9A1
6.00% 9/25/19		8,588	8,670
•Series 2004-9 4A1
4.055% 8/25/34		408,011	395,108
Series 2006-1F 5A2
6.00% 2/25/36		1,059,994	1,061,982
•Series 2006-AR1 3A1
5.377% 1/25/36		1,724,683	1,617,903
•Indymac Index Mortgage Loan
Trust Series 2005-AR25 1A21
5.843% 10/25/35		84,091	68,358
•JPMorgan Mortgage Trust
Series 2004-A6 1A2
4.853% 12/25/34		1,568,327	1,487,652
Series 2005-A1 4A1
4.777% 2/25/35		948,503	891,979
Series 2005-A4 1A1
5.40% 7/25/35		1,151,077	1,066,854
Series 2005-A6 1A2
5.134% 9/25/35		3,055,000	2,730,820
Series 2005-A8 2A1
4.948% 10/25/35		6,842,758	6,679,257

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	USD	2,549,410	$2,449,030
Series 2006-1 3A3 5.50% 2/25/36		362,343	350,805
•MASTR Adjustable Rate Mortgage Trust
Series 2003-6 1A2 6.796% 12/25/33		78,013	80,558
Series 2004-10 2A2 6.943% 10/25/34		146,880	121,002
P@Series 2005-1 B1 5.987% 3/25/35		718,070	571,923
Series 2005-6 7A1 5.335% 6/25/35		1,039,943	940,809
Series 2006-2 4A1 4.988% 2/25/36		246,684	228,709
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33		49,383	51,661
Series 2003-9 1A1 5.50% 12/25/18		354,687	354,908
Series 2005-3 7A1 6.00% 4/25/35		145,941	137,459
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		848,071	927,295
Series 2005-2 1A4 8.00% 5/25/35		1,411,086	1,463,404
Morgan Stanley Mortgage Loan Trust
Series 2006-2 6A 6.50% 2/25/36		793,555	702,049
Prime Mortgage Trust Series 2004-CL1
1A1 6.00% 2/25/34		255,859	235,870
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		158,831	162,682
Series 2004-SL4 A3 6.50% 7/25/32		740,351	706,805
Series 2005-SL1 A2 6.00% 5/25/32		872,980	868,343
•Residential Funding Mortgage
Securities I Series 2006-SA3 3A1
6.038% 9/25/36		2,212,332	2,098,052
•Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-18 5A
5.50% 12/25/34		624,635	568,497
P@Series 2005-22 4A2
5.374% 12/25/35		134,543	117,417
P@Series 2006-5 5A4
5.537% 6/25/36		323,304	277,308
Structured Asset Securities
•Series 2002-22H 1A 6.941% 11/25/32		92,618	88,765
Series 2004-5H A2 4.43% 12/25/33		177,665	177,409
Series 2004-12H 1A 6.00% 5/25/34		677,235	688,875

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
wWashington Mutual Alternative
Mortgage Pass Through Certificates
P@Series 2005-1 5A2 6.00% 3/25/35	USD	606,410	$614,938
Series 2005-9 3CB 5.50% 10/25/20		2,224,245	2,249,268
Series 2006-2 2CB 6.50% 3/25/36		134,954	112,645
Series 2006-5 2CB3 6.00% 7/25/36		2,837,371	2,750,078
wWashington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2
5.00% 10/25/18		2,587,783	2,465,325
Series 2004-CB3 1A
6.00% 10/25/34		865,771	845,750
Series 2004-CB3 4A
6.00% 10/25/19		663,309	678,441
P@•Series 2006-AR8 1A5
5.883% 8/25/46		17,235	15,978
P@•Series 2006-AR8 2A3
6.131% 8/25/36		26,890	24,318
•Series 2006-AR10 1A1
5.937% 9/25/36		2,942,515	2,869,521
•Series 2006-AR14 1A4
5.647% 11/25/36		658,814	629,249
•Series 2006-AR14 2A1
5.76% 11/25/36		9,139,515	8,694,673
•Series 2007-HY1 1A1
5.714% 2/25/37		2,270,791	2,168,162
•Series 2007-HY2 3A1
5.939% 9/25/36		142,288	134,772
•Series 2007-HY3 4A1
5.348% 3/25/37		8,304,063	7,903,257
•Series 2007-HY6 2A2
5.284% 6/25/37		5,141,686	4,825,052
Wells Fargo Mortgage Backed
Securities Trust
•Series 2004-E A2 4.50% 5/25/34		106,935	104,670
•Series 2004-EE 2A1 3.988% 12/25/34		870,538	856,791
•Series 2004-O A1 4.886% 8/25/34		13,649,217	12,826,378
•Series 2004-T A1 6.151% 9/25/34		416,616	415,527

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-12 1A7
5.50% 11/25/35	USD	3,245,471	$3,180,561
Series 2005-17 1A2
5.50% 1/25/36		2,495,361	2,445,454
Series 2005-18 1A1
5.50% 1/25/36		2,321,807	2,240,544
•Series 2005-AR16 6A4
5.00% 10/25/35		6,330,330	5,916,095
Series 2006-1 A3
5.00% 3/25/21		2,186,348	2,142,621
Series 2006-2 3A1
5.75% 3/25/36		2,592,666	2,513,602
Series 2006-3 A11
5.50% 3/25/36		6,916,000	6,260,537
Series 2006-4 1A8
5.75% 4/25/36		29,478	28,814
Series 2006-4 2A3
5.75% 4/25/36		873,774	876,155
Series 2006-7 2A1
6.00% 6/25/36		173,413	173,738
•Series 2006-AR5 2A1
5.537% 4/25/36		1,908,510	1,836,819
•Series 2006-AR6 7A1
5.111% 3/25/36		10,976,713	10,090,258
•Series 2006-AR10 5A1
5.597% 7/25/36		2,543,168	2,446,739
•Series 2006-AR11 A7
5.517% 8/25/36		215,959	192,617
•Series 2006-AR12 1A2
6.023% 9/25/36		134,310	129,384
•Series 2006-AR14 2A4
6.09% 10/25/36		1,159,020	1,116,425
•Series 2006-AR18 2A2
5.717% 11/25/36		2,995,436	2,866,795
•Series 2006-AR19 A1
5.643% 12/25/36		3,722,338	3,544,262
Series 2007-8 2A6
6.00% 7/25/37		990,000	905,020

		Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed
Securities Trust
Series 2007-13 A7
6.00% 9/25/37	USD	3,895,352	$3,824,749
Series 2007-14 1A1
6.00% 10/25/37		295,740	296,664
Total Non-Agency Collateralized Mortgage
Obligations (cost $236,271,633)			225,941,209

Regional Agencies – 0.57%Δ
Australia – 0.57%
New South Wales Treasury
6.00% 5/1/12	AUD	7,749,000	7,052,412
Queensland Treasury
6.00% 8/14/13	AUD	13,024,000	11,800,863
6.00% 10/14/15	AUD	60,000	53,837
Total Regional Agencies (cost $17,509,145)			18,907,112

Regional Authorities – 0.46%Δ
Canada – 0.46%
Ontario Province
1.875% 1/25/10	JPY	171,000,000	1,669,896
2.75% 2/22/11	USD	9,900,000	9,742,630
Quebec Province 4.50% 12/1/18	CAD	3,774,000	3,737,713
Total Regional Authorities (cost $15,129,796)			15,150,239

«Senior Secured Loans – 1.72%
Alltel Communication 5.466% 5/15/15	USD	1,664,000	1,526,312
Aramark
4.571% 1/26/14		45,996	44,156
Term Tranche Loan B
6.705% 1/26/14		724,004	695,305
Bausch & Lomb
Term Tranche Loan B
5.946% 4/11/15		1,139,429	1,128,895
Term Tranche Loan DD
5.946% 4/11/15		285,571	282,394

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
«Senior Secured Loans (continued)
Calpine 5.75% 3/29/14	USD	2,980,000	$2,810,974
Charter Communications 4.899% 3/6/14		1,664,000	1,476,492
Community Health Systems
Term Tranche Loan B 5.335% 7/2/14		1,388,509	1,332,462
Term Tranche Loan DD
5.335% 8/25/14		36,491	34,990
CSC Holdings 4.446% 3/30/13		1,420,000	1,373,850
Energy Futures Holdings Term Tranche
Loan B2 6.579% 10/10/14		3,439,650	3,302,855
Ford Motor Term Tranche Loan B
5.80% 11/29/13		10,155,694	9,354,309
General Motors Term Tranche Loan B
5.059% 11/17/13		3,305,688	3,118,189
Georgia Pacific Term Tranche Loan B
4.727% 12/20/12		3,062,219	2,943,175
Goodyear Tire Rubber 2nd Lien
6.54% 4/30/14		1,425,000	1,361,466
Graham Packaging Company LP
5.228% 10/7/11		1,664,000	1,592,764
Hawker Beechcraft
4.73% 3/26/14		78,282	74,857
Term Tranche Loan B 6.83% 3/26/14		1,346,718	1,287,799
HCA Term Tranche Loan B1
4.946% 11/18/13		2,339,000	2,227,172
Healthsouth Term Tranche Loan B
5.216% 3/10/13		1,720,053	1,638,660
Idearc Term Tranche Loan B
4.696% 11/1/14		2,229,597	1,846,229
MetroPCS Wireless Term Tranche Loan B
5.078% 2/20/14		1,664,000	1,572,247
Neiman Marcus 4.758% 4/6/13		1,686,255	1,614,758
Newpage 6.312% 12/21/14		1,664,000	1,656,928
Solar Capital 5.128% 2/11/13		1,664,000	1,580,916
Talecris Biotherapeutics 2nd Lien
9.568% 12/6/14		2,085,000	1,756,613
Time Warner Telecom Holdings Term
Tranche Loan B 4.863% 1/7/13		1,425,000	1,354,940
Windstream Term Tranche Loan B1
4.216% 7/17/13		8,029,325	7,841,158
Total Senior Secured Loans (cost $56,823,205)			56,830,865

		Principal amount°	Value (U.S. $)
Sovereign Agencies – 0.15%Δ
Canada – 0.06%
Export Development Canada
2.625% 3/15/11	USD	2,200,000	$2,182,924
			2,182,924
Norway – 0.09%
Kommunalbanken 4.25% 10/24/11	NOK	15,130,000	2,894,935
			2,894,935
Total Sovereign Agencies (cost $4,611,592)			5,077,859

Sovereign Debt – 14.01%Δ
Argentina – 0.22%
Republic of Argentina 8.28% 12/31/33	USD	8,892,449	7,171,760
			7,171,760
Austria – 0.58%
Republic of Austria 5.25% 1/4/11	EUR	4,158,000	6,712,214
#Republic of Austria 144A
4.00% 9/15/16	EUR	8,059,000	12,387,968
			19,100,182
Brazil – 1.61%
Federal Republic of Brazil
11.00% 8/17/40	USD	38,999,000	53,204,386
			53,204,386
Colombia – 0.30%
Republic of Colombia
7.375% 1/27/17	USD	5,410,000	6,105,185
8.25% 12/22/14	USD	3,401,000	3,963,866
			10,069,051
Finland – 0.02%
Republic of Finland 4.75% 2/21/12	NOK	4,230,000	827,544
			827,544
France – 0.42%
France Government O.A.T.
4.00% 10/25/38	EUR	5,125,000	7,048,016
4.00% 4/25/55	EUR	5,061,000	6,847,121
			13,895,137
Germany – 2.18%
Bundesobligation 4.25% 10/12/12	EUR	21,481,800	33,983,476

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Sovereign Debt (continued)
Germany (continued)
Deutschland Republic
4.00% 1/4/18	EUR	9,905,400	$15,320,378
4.25% 7/4/17	EUR	7,527,000	11,868,852
6.25% 1/4/24	EUR	5,866,000	10,914,585
			72,087,291
Indonesia – 0.89%
Republic of Indonesia
8.50% 10/12/35	USD	9,200,000	10,090,238
10.00% 9/17/24	IDR	14,000,000,000	1,182,434
10.25% 7/15/22	IDR	29,392,000,000	2,583,852
10.25% 7/15/27	IDR	66,120,000,000	5,606,565
11.00% 12/15/12	IDR	96,499,000,000	9,979,067
			29,442,156
Japan – 1.48%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	157,450,000	1,513,195
5 yr Bond 1.50% 6/20/11	JPY	1,870,100,000	18,281,603
10 yr Bond 1.70% 3/20/17	JPY	200,250,000	1,963,454
20 yr Bond 2.30% 6/20/26	JPY	1,807,950,000	17,763,709
30 yr Bond 2.40% 3/20/37	JPY	404,500,000	3,850,457
Japan Government CPI Linked
10 yr Bond 1.40% 3/10/18	JPY	559,488,500	5,413,920
			48,786,338
Malaysia – 0.48%
Malaysian Government
3.718% 6/15/12	MYR	13,494,000	4,303,762
3.756% 4/28/11	MYR	16,900,000	5,397,225
3.814% 2/15/17	MYR	1,000,000	315,540
3.833% 9/28/11	MYR	10,530,000	3,371,817
7.00% 3/15/09	MYR	7,753,000	2,531,083
			15,919,427
Mexico – 1.91%
Mexican Government
6.05% 1/11/40	USD	9,622,000	9,622,000
7.25% 12/15/16	MXN	155,379,000	14,199,985
8.00% 12/17/15	MXN	125,278,000	11,988,437
9.00% 12/20/12	MXN	17,982,000	1,788,255

		Principal amount°	Value (U.S. $)
Sovereign Debt (continued)
Mexico (continued)
Mexican Government
10.00% 12/5/24	MXN	25,005,000	$2,834,075
10.00% 11/20/36	MXN	88,512,000	10,266,616
*Mexican Government International Bond
5.625% 1/15/17	USD	11,710,000	12,336,485
			63,035,853
Norway – 0.30%
Norwegian Government 6.50% 5/15/13	NOK	46,371,000	9,904,811
			9,904,811
Philippines – 0.44%
*Philippines Government 6.375% 1/15/32	USD	14,671,000	14,395,919
			14,395,919
Poland – 0.48%
Poland Government
4.75% 4/25/12	PLN	21,514,000	9,270,486
5.25% 10/25/17	PLN	6,664,000	2,861,965
6.25% 10/24/15	PLN	7,803,000	3,581,420
			15,713,871
Republic of Korea – 0.13%
Government of South Korean
4.25% 12/7/21	EUR	2,996,000	4,172,868
			4,172,868
Russia – 1.01%
Russia Government 7.50% 3/31/30	USD	29,078,185	33,485,478
			33,485,478
Sweden – 0.05%
Sweden Government 5.50% 10/8/12	SEK	9,300,000	1,645,975
			1,645,975
Ukraine – 0.06%
#Ukraine Government 144A
6.75% 11/14/17	USD	2,006,000	1,980,504
			1,980,504
United Arabic Emirates – 0.21%
#Emirate of Abu Dhabi 144A
5.50% 8/2/12	USD	6,600,000	6,952,011
			6,952,011

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Sovereign Debt (continued)
United Kingdom – 1.24%
#CS International for City of Kyiv
Ukraine 144A 8.25% 11/26/12	USD	1,202,000	$1,234,454
U.K. Treasury
4.25% 3/7/11	GBP	3,100,000	6,137,453
5.00% 3/7/12	GBP	10,816,600	21,996,586
5.00% 3/7/18	GBP	2,976,700	6,076,247
5.25% 6/7/12	GBP	1,156,000	2,369,569
8.00% 9/27/13	GBP	40,000	92,746
9.00% 7/12/11	GBP	1,317,000	2,965,354
			40,872,409
Total Sovereign Debt (cost $448,199,666)			462,662,971

Supranational Banks – 3.27%
Asia Development Bank 0.50% 10/9/12	AUD	3,023,000	2,119,393
European Bank for Reconstruction &
Development
6.50% 12/20/10	RUB	99,350,000	4,170,326
12.50% 3/23/09	ISK	464,600,000	6,202,498
European Investment Bank
1.40% 6/20/17	JPY	798,600,000	7,468,857
*2.875% 3/15/13	USD	5,495,000	5,350,965
*3.25% 2/15/11	USD	3,255,000	3,279,120
4.25% 12/7/10	GBP	2,422,000	4,741,948
4.75% 10/15/17	EUR	4,636,000	7,391,368
6.00% 7/15/09	NZD	7,947,000	6,058,810
7.75% 10/26/10	NZD	9,553,000	7,468,245
11.25% 2/14/13	BRL	14,945,000	8,777,288
Inter-American Development Bank
5.75% 6/15/11	AUD	8,405,000	7,577,186
7.25% 5/24/12	NZD	14,180,000	11,036,288
9.00% 8/6/10	BRL	4,877,000	2,776,357
13.00% 6/20/08	ISK	668,000,000	8,992,840
International Bank for Reconstruction &
Development 5.75% 6/25/10	RUB	80,830,000	3,378,396
Nordic Investment Bank
1.70% 4/27/17	JPY	490,000,000	4,765,309
4.625% 7/30/10	NOK	32,770,000	6,303,987
Total Supranational Banks (cost $104,535,993)			107,859,181

		Principal amount°	Value (U.S. $)
*U.S. Treasury Obligations – 2.76%
U.S. Treasury Bonds 5.00% 5/15/37	USD	2,155,000	$2,336,156
U.S. Treasury Inflation Index Notes
3.00% 7/15/12		1,730,587	1,896,346
3.875% 1/15/09		1,981,209	2,046,839
U.S. Treasury Notes
2.125% 4/30/10		77,310,000	77,110,694
3.125% 4/30/13		6,990,000	7,019,491
3.50% 2/15/18		925,000	905,633
Total U.S. Treasury Obligations (cost $91,274,211)			91,315,159

		Number of shares
Common Stock – 0.04%
†Century Communications		7,875,000	6,300
†*Mirant		732	30,093
†Northwest Airlines		1,544	14,915
†P=@Port Townsend		1,970	1,229,280
†Time Warner Cable Class A		23	644
†USgen		255,000	—
Total Common Stock (cost $1,541,480)			1,281,232

Convertible Preferred Stock – 0.16%
•Citigroup Funding 4.943% exercise price
$29.50, expiration date 9/27/08		88,400	2,118,948
New York Community Capital Trust V
6.00% exercise price $20.04,
expiration date 5/7/51		65,000	3,168,750
Total Convertible Preferred Stock
(cost $5,774,686)			5,287,698

Preferred Stock – 0.24%
•Citigroup 8.40%		2,215,000	2,244,526
•JPMorgan Chase 7.90%		5,330,000	5,447,223
=†P@Port Townsend		394	390,060
Total Preferred Stock (cost $7,935,060)			8,081,809

Statement of net assets
Delaware Diversified Income Fund

		Number of shares	Value (U.S. $)
Warrants – 0.00%
=†P@Port Townsend		394	$9,457
†Solutia144A, exercise price $7.59,
expiration date 7/15/09		147	—
Total Warrants (cost $21,911)			9,457

		Principal amount°
Repurchase Agreements** – 6.40%
BNP Paribas 1.95%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $162,952,826
(collateralized by U.S. Government
obligations, ranging in par value
$16,111,000-$102,758,000,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value
$166,257,628)	USD	162,944,000	162,944,000
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $48,572,604
(collateralized by U.S. Government
obligations, par value
$48,570,000, 3.375% 9/15/09;
with market value $49,545,378)		48,570,000	48,570,000
Total Repurchase Agreements (cost $211,514,000)			211,514,000
Total Value of Securities Before Securities
Lending Collateral – 102.48% (cost $3,364,807,690)			3,385,396,571

		Number of shares
Securities Lending Collateral*** – 15.24%
Investment Companies
Mellon GSL DBT II Collateral Fund		503,500,356	503,500,356
Total Securities Lending Collateral (cost $503,500,356)			503,500,356

Total Value of Securities – 117.72%
(cost $3,868,308,046)	$3,888,896,927 ©
Obligation to Return Securities
Lending Collateral*** – (15.24%)	(503,500,356)
Liabilities Net of Receivables and
Other Assets – (2.48%)	(82,064,318)
Net Assets Applicable to 372,821,944
Shares Outstanding – 100.00%	$3,303,332,253
Net Asset Value – Delaware Diversified Income Fund Class A
($2,391,207,063 / 269,872,295 Shares)	$8.86
Net Asset Value – Delaware Diversified Income Fund Class B
($60,635,645 / 6,852,395 Shares)	$8.85
Net Asset Value – Delaware Diversified Income Fund Class C
($692,771,554 / 78,186,299 Shares)	$8.86
Net Asset Value – Delaware Diversified Income Fund Class R
($96,372,215 / 10,879,876 Shares)	$8.86
Net Asset Value – Delaware Diversified Income Fund Institutional Class
($62,345,776 / 7,031,079 Shares)	$8.87

Components of Net Assets at April 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$3,276,054,669
Undistributed net investment income	8,975,843
Accumulated net realized loss on investments	(751,606)
Net unrealized appreciation of investments and foreign currencies	19,053,347
Total net assets	$3,303,332,253

° Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ISK — Iceland Krona
JPY— Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit

Statement of net assets
Delaware Diversified Income Fund

NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
USD — United States Dollar

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2008.
•	Variable rate security. The rate shown is the rate as of April 30, 2008.
*	Fully or partially on loan.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $2,291,456, which represented 0.07% of the Fund’s net assets. See Note 1 in ”Notes to financial statements.”
@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $34,569,319, which represented 1.05% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $264,759,216, which represented 8.01% of the Fund’s net assets. See Note 13 in ”Notes to financial statements.”
p	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted security was $24,166,047 or 0.73% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
Δ	Securities have been classified by country of origin.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†	Non-income producing security for the period ended April 30, 2008.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $534,754,314 of securities loaned.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CDS — Credit Default Swap
CPN — Coupon
FGIC — Insured by the Federal Guaranty Insurance Company
FHAVA — Federal Housing Authority and Veterans Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
O.A.T. — Obligation Assimilable au Tresor (Treasury Security)
PIK — Pay-In-Kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To Be Announced
yr — Year

Net Asset Value and Offering Price Per Share –
     Delaware Diversified Income Fund

Net asset value Class A (A)	$8.86
Sales charge (4.50% of offering price) (B)	0.42
Offering price	$9.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Diversified Income Fund

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, options written and swap contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	15,353,694	NZD	(18,283,485)	6/30/08	$219,774
AUD	(43,061,160)	USD	40,685,691	5/30/08	228,332
BRL	(5,912,780)	USD	3,373,912	5/30/08	(183,286)
BRL	(6,941,640)	USD	4,085,000	6/30/08	(91,170)
CAD	3,246,547	GBP	(1,610,223)	5/30/08	25,799
CAD	7,887,797	USD	(7,824,186)	5/30/08	310
CAD	(7,885,997)	USD	7,824,186	5/2/08	(776)
CAD	(12,973,049)	USD	12,728,284	6/30/08	(137,417)
EUR	9,146,497	JPY	(1,490,193,024)	5/30/08	89,723
EUR	1,132,464	JPY	(165,048,080)	5/30/08	71,121
EUR	11,472,734	NOK	(93,235,177)	5/30/08	(315,623)
EUR	4,012,144	NZD	(7,833,311)	5/30/08	165,788
EUR	(2,742,984)	SEK	25,398,147	5/30/08	11,314
EUR	(2,527,487)	USD	3,924,000	5/30/08	(18,394)
EUR	(26,897,901)	USD	42,348,734	5/30/08	393,185
GBP	(1,945,810)	USD	3,866,520	5/30/08	6,016
GBP	(12,993,203)	USD	25,756,934	5/30/08	(21,685)
IDR	(172,896,927,500)	USD	18,602,773	5/30/08	(144,715)
JPY	2,593,021,430	EUR	(15,998,975)	5/30/08	25,809
JPY	3,131,754,197	USD	(30,161,453)	5/30/08	9,822
JPY	2,134,597,726	USD	(20,525,638)	5/30/08	39,045
JPY	(1,303,542,122)	USD	12,518,223	5/30/08	(40,083)
MXN	(445,634,068)	USD	41,334,395	5/30/08	(994,069)
MXN	(52,003,969)	USD	4,909,051	5/30/08	(30,535)
MYR	(36,040,700)	USD	11,299,718	5/30/08	(104,124)
NOK	16,456,913	USD	(3,154,902)	5/30/08	69,833
NZD	(9,351,605)	USD	7,331,658	5/30/08	58,415
PLN	(6,523,159)	USD	2,943,000	5/30/08	(199)
RUB	(366,387,023)	USD	15,440,800	5/30/08	(36,298)
SEK	(6,418,352)	USD	1,078,860	5/30/08	8,144
					$(695,944)

Futures Contracts2

					Unrealized
					Appreciation
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	(Depreciation)
200	Euro Bond	$35,546,144	$35,630,905	6/6/08	$84,761
179	Long Gilt Bond	38,541,219	38,538,121	6/26/08	(3,098)
20	Japanese 10 yr Bond	27,255,399	26,182,680	6/30/08	(1,072,719)
1,682	U.S. Treasury 5 yr Notes	189,659,395	188,357,719	6/30/08	(1,301,676)
		$291,002,157			$(2,292,732)

Options Written3

					Unrealized
	Number of		Exercise	Expiration	Appreciation
Description	Contracts	Notional Value	Price	Date	(Depreciation)
Written Call Options
U.S. Treasury
10 yr Future	(948)	$94,800,000	$119.50	6/19/08	$562,713
Written Put Options
U.S. Treasury
10 yr Future	(2,681)	268,100,000	115.50	5/23/08	(507,186)
U.S. Treasury
10 yr Future	(467)	46,700,000	112.50	6/20/08	115,662
		$409,600,000			$171,189

Statement of net assets
Delaware Diversified Income Fund

Swap Contracts4
Credit Default Swap Contracts

		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
CDX Emerging Markets 9.1 yr CDS	$7,485,000	2.65%	6/20/13	$(131,913)
Kraft Food 10 yr CDS	6,260,000	0.77%	12/20/17	66,453
JPMorgan Chase Bank
CDX Emerging Markets 9.1 yr CDS	10,206,000	2.65%	6/20/13	(190,073)
Embarq 7 yr CDS	2,010,000	0.77%	9/20/14	140,297
Lehman Brothers
Autozone 7 yr CDS	2,600,000	0.445%	6/20/14	48,531
Avon Products 7 yr CDS	2,600,000	0.245%	6/20/14	20,602
Capmark Financial 5 yr CDS	70,000	1.65%	9/20/12	15,589
Gannet 7 yr CDS	129,000	0.88%	9/20/14	8,156
Home Depot 5 yr CDS	5,925,000	0.50%	9/20/12	160,867
McDonald’s 7 yr CDS	2,600,000	0.18%	6/20/14	9,776
New York Times 7 yr CDS	129,000	0.75%	9/20/14	9,831
Newell Rubber 7 yr CDS	2,600,000	0.385%	6/20/14	36,254
Sara Lee 7 yr CDS	129,000	0.60%	9/20/14	(681)
Target 5 yr CDS	3,340,000	0.57%	12/20/12	19,938
TJX Companies 7 yr CDS	2,600,000	0.61%	6/20/14	(18,390)
Washington Mutual
4 yr CDS	1,815,000	0.85%	9/20/11	154,471
10 yr CDS	1,630,000	3.15%	12/20/17	(100,091)
	$52,128,000			$249,617

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, options written, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”
4See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2008 (Unaudited)

Assets:
Investments, at value (including $534,754,314 of securities loaned)	$3,385,396,571
Short-term investments held as collateral for loaned securities	503,500,356
Cash	17,125,427
Foreign currencies	16,780,981
Foreign currency contracts, at value	734,418
Receivables for securities sold	165,843,162
Dividends and interest receivable	38,336,874
Receivables for fund shares sold	27,199,589
Credit default swaps, at value (including up front payment made of $23,522)[1]	341,331
Variation margin receivable on futures contracts	580,292
Securities lending income receivable	223,581
Total assets	4,156,062,582

Liabilities:
Payables for securities purchased	332,710,231
Obligation to return securities lending collateral	503,500,356
Distributions payable	3,113,330
Payables for fund shares redeemed	6,568,325
Foreign currency contracts, at value	1,430,362
Credit default swaps, at value	115,236
Options written, at value	2,214,312
Accrued protection payments on credit default swaps	73,639
Due to manager and affiliates	2,955,571
Other accrued expenses	30,853
Other liabilities	18,114
Total liabilities	852,730,329

Total Net Assets	$3,303,332,253
Investment, at cost	$3,364,807,690
Cost of short-term investments held as collateral for loaned securities	503,500,356
Foreign currencies, at cost	16,605,544
Premiums received on options written	2,385,501

1See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Interest	$77,110,293
Dividends	226,670
Securites lending income	1,612,432	$78,949,395

Expenses:
Management fees	6,732,791
Distribution expenses – Class A	3,117,502
Distribution expenses – Class B	298,149
Distribution expenses – Class C	2,911,514
Distribution expenses – Class R	255,741
Dividend disbursing and transfer agent fees and expenses	2,025,159
Accounting and administration expenses	569,263
Legal fees	144,212
Reports and statements to shareholders	127,776
Custodian fees	120,638
Registration fees	72,886
Trustees’ fees	69,416
Insurance fees	40,485
Audit and tax	29,812
Consulting fees	19,228
Pricing fees	18,154
Trustees’ expenses	6,373
Taxes (other than taxes on income)	4,928
Dues and services	4,365	16,568,392
Less waived distribution expenses – Class A		(516,250)
Less waived distribution expenses – Class R		(42,588)
Less expense paid indirectly		(66,173)
Total operating expenses		15,943,381
Net Investment Income		$63,006,014

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(17,737,217)
Futures contracts	17,016,286
Swap contracts	7,453,677
Options written	4,697,695
Foreign currencies	22,741,222
Net realized gain	34,171,663
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(13,483,997)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	20,687,666

Net Increase in Net Assets Resulting from Operations	$83,693,680

See accompanying notes

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$63,006,014	$78,540,002
Net realized gain on investments and foreign currencies	34,171,663	45,145,847
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(13,483,997)	17,571,161
Net increase in net assets resulting from operations	83,693,680	141,257,010

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(60,634,318)	(67,913,719)
Class B	(1,548,798)	(2,617,896)
Class C	(14,778,867)	(15,929,497)
Class R	(2,398,768)	(2,823,431)
Institutional Class	(1,443,423)	(2,508,509)

Net realized gain on investments:
Class A	(17,545,595)	—
Class B	(531,628)	—
Class C	(4,853,137)	—
Class R	(727,050)	—
Institutional Class	(376,329)	—
	(104,837,913)	(91,793,052)
Capital Share Transactions:
Proceeds from shares sold:
Class A	807,275,220	1,000,660,251
Class B	6,087,066	10,215,827
Class C	230,661,999	262,226,492
Class R	33,223,772	45,127,909
Institutional Class	29,517,377	39,629,983

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	69,128,055	58,785,341
Class B	1,660,460	2,013,149
Class C	16,423,868	12,991,135
Class R	3,113,776	2,781,704
Institutional Class	1,716,134	2,282,894
	1,198,807,727	1,436,714,685

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(265,329,056)	$(260,218,490)
Class B	(5,435,975)	(11,550,678)
Class C	(39,458,559)	(59,774,517)
Class R	(14,462,457)	(17,593,430)
Institutional Class	(9,420,813)	(42,777,321)
	(334,106,860)	(391,914,436)
Increase in net assets derived from
capital share transactions	864,700,867	1,044,800,249
Net Increase in Net Assets	843,556,634	1,094,264,207

Net Assets:
Beginning of period	2,459,775,619	1,365,511,412
End of period (including undistributed
(distributions in excess of) net investment income
of $8,975,843 and $(639,177), respectively.)	$3,303,332,253	$2,459,775,619

See accompanying notes

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$ 8.930	$ 8.690	$ 8.540	$ 8.930	$ 8.590	$ 8.960

0.203	0.391	0.427	0.328	0.377	0.374
0.016	0.307	0.175	(0.229)	0.450	0.804
0.219	0.698	0.602	0.099	0.827	1.178

(0.208)	(0.458)	(0.420)	(0.389)	(0.434)	(1.274)
(0.081)	—	—	(0.092)	(0.053)	(0.274)
—	—	(0.032)	(0.008)	—	—
(0.289)	(0.458)	(0.452)	(0.489)	(0.487)	(1.548)

$8.860	$ 8.930	$ 8.690	$ 8.540	$ 8.930	$ 8.590

3.16%	8.22%	7.27%	1.04%	9.92%	14.80%

$2,391,207	$1,795,553	$960,616	$708,433	$294,033	$83,100
0.95%	0.99%	1.00%	1.00%	1.02%	1.00%

1.00%	1.05%	1.13%	1.14%	1.19%	1.60%
4.60%	4.43%	5.01%	3.72%	4.33%	4.51%

4.55%	4.37%	4.88%	3.58%	4.16%	3.91%
257%	277%	296%	417%	452%	620%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$ 8.920	$ 8.680	$ 8.540	$ 8.920	$ 8.590	$ 8.960

0.170	0.325	0.362	0.262	0.312	0.313
0.016	0.307	0.166	(0.219)	0.440	0.807
0.186	0.632	0.528	0.043	0.752	1.120

(0.175)	(0.392)	(0.356)	(0.323)	(0.369)	(1.216)
(0.081)	—	—	(0.092)	(0.053)	(0.274)
—	—	(0.032)	(0.008)	—	—
(0.256)	(0.392)	(0.388)	(0.423)	(0.422)	(1.490)

$8.850	$8.920	$8.680	$8.540	$8.920	$8.590

2.78%	7.43%	6.35%	0.30%	9.10%	14.03%

$60,636	$58,799	$56,570	$53,626	$43,335	$16,147
1.70%	1.74%	1.75%	1.75%	1.77%	1.75%

1.70%	1.75%	1.83%	1.84%	1.89%	2.30%
3.85%	3.68%	4.26%	2.97%	3.58%	3.76%

3.85%	3.67%	4.18%	2.88%	3.46%	3.21%
257%	277%	296%	417%	452%	620%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$ 8.930	$ 8.690	$ 8.540	$ 8.930	$ 8.590	$ 8.960

0.170	0.326	0.363	0.263	0.312	0.315
0.016	0.306	0.175	(0.230)	0.450	0.798
0.186	0.632	0.538	0.033	0.762	1.113

(0.175)	(0.392)	(0.356)	(0.323)	(0.369)	(1.209)
(0.081)	—	—	(0.092)	(0.053)	(0.274)
—	—	(0.032)	(0.008)	—	—
(0.256)	(0.392)	(0.388)	(0.423)	(0.422)	(1.483)

$8.860	$8.930	$8.690	$8.540	$8.930	$8.590

2.77%	7.42%	6.47%	0.29%	9.11%	13.95%

$692,771	$489,431	$264,265	$218,077	$109,911	$48,989
1.70%	1.74%	1.75%	1.75%	1.77%	1.75%

1.70%	1.75%	1.83%	1.84%	1.89%	2.30%
3.85%	3.68%	4.26%	2.97%	3.58%	3.76%

3.85%	3.67%	4.18%	2.88%	3.46%	3.21%
257%	277%	296%	417%	452%	620%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

					6/2/03[2]
Six Months Ended	Year Ended				to
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$ 8.930	$ 8.690	$ 8.540	$ 8.930	$ 8.590	$ 8.620

0.192	0.369	0.406	0.301	0.347	0.142
0.016	0.307	0.174	(0.231)	0.450	(0.036)
0.208	0.676	0.580	0.070	0.797	0.106

(0.197)	(0.436)	(0.398)	(0.360)	(0.404)	(0.136)
(0.081)	—	—	(0.092)	(0.053)	—
—	—	(0.032)	(0.008)	—	—
(0.278)	(0.436)	(0.430)	(0.460)	(0.457)	(0.136)

$8.860	$8.930	$8.690	$8.540	$8.930	$8.590

3.03%	7.95%	7.00%	0.71%	9.55%	1.24%

$96,372	$75,112	$43,247	$22,661	$5,557	$256
1.20%	1.24%	1.25%	1.31%	1.37%	1.35%

1.30%	1.35%	1.43%	1.44%	1.49%	1.98%
4.35%	4.18%	4.76%	3.41%	3.98%	4.20%

4.25%	4.07%	4.58%	3.28%	3.86%	3.57%
257%	277%	296%	417%	452%	620% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$ 8.940	$ 8.700	$ 8.550	$ 8.930	$ 8.600	$ 8.960

0.214	0.413	0.449	0.350	0.399	0.395
0.016	0.307	0.173	(0.218)	0.439	0.806
0.230	0.720	0.622	0.132	0.838	1.201

(0.219)	(0.480)	(0.440)	(0.412)	(0.455)	(1.287)
(0.081)	—	—	(0.092)	(0.053)	(0.274)
—	—	(0.032)	(0.008)	—	—
(0.300)	(0.480)	(0.472)	(0.512)	(0.508)	(1.561)

$8.870	$8.940	$8.700	$8.550	$8.930	$8.600

3.29%	8.48%	7.52%	1.41%	10.05%	15.10%

$62,346	$40,881	$40,813	$13,270	$6,194	$567
0.70%	0.74%	0.75%	0.75%	0.77%	0.75%

0.70%	0.75%	0.83%	0.84%	0.89%	1.30%
4.85%	4.68%	5.26%	3.97%	4.58%	4.76%

4.85%	4.67%	5.18%	3.88%	4.46%	4.21%
257%	277%	296%	417%	452%	620%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2008 (Unaudited)

Delaware Group Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Effective March 1, 2008, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.75% of the Fund’s average daily net assets until such time as the waiver is discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply only to expenses paid directly by the Fund. Prior to March 1, 2008, DMC had contractually agreed to waive its management fee so that the Fund’s total annual operating expenses do not exceed 0.75% of the Fund’s average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Fund was charged $71,157 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through February 28, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

Notes to financial statements
Delaware Diversified Income Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At April 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$1,229,424
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	447,355
Distribution fee payable to DDLP	1,117,693
Other expenses payable to DMC and affiliates*	161,099

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2008, the Fund was charged $110,218 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2008, DDLP earned $254,418 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2008, DDLP received gross CDSC commissions of $17,546, $43,527 and $44,403 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2008, the Fund made purchases of $3,249,316,339 and sales of $2,356,050,929 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2008, the Fund made purchases of $1,007,596,613 and sales of $1,051,845,533 of long-term U.S. government securities.

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments was $3,873,540,609. At April 30, 2008, net unrealized appreciation was $15,356,318, of which $67,603,338 related to unrealized appreciation of investments and $52,247,020 related to unrealized depreciation of investments.

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transaction and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/08*	10/31/07
Ordinary income	$102,167,497	$91,793,052
Long-term capital gain	2,670,416	—
Total	$104,837,913	$91,793,052

*Tax information for the period ended April 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,276,054,669
Undistributed ordinary income	30,225,966
Undistributed long-term capital gains	1,427,536
Other temporary differences	(19,597,539)
Unrealized appreciation of investments,
swap contracts and foreign currencies	15,221,621
Net assets	$3,303,332,253

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, contingent payment debt instruments, mark-to-market on futures contracts, mark-to-market foreign currency contracts, and tax treatment of CDS contracts and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, market discount and premium on certain debt instruments, paydowns gains (losses) of mortgage- and asset-backed securities and foreign future contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$27,413,180
Accumulated net realized gain (loss)	(27,413,180)

Notes to financial statements
Delaware Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
Shares sold:
Class A	90,874,761	113,332,788
Class B	686,105	1,157,903
Class C	25,963,990	29,692,665
Class R	3,743,377	5,114,666
Institutional Class	3,323,096	4,488,740

Shares issued upon reinvestment of dividends and distributions:
Class A	7,843,670	6,658,205
Class B	188,769	228,354
Class C	1,864,851	1,471,960
Class R	353,441	315,156
Institutional Class	194,438	258,518
	135,036,498	162,718,955
Shares repurchased:
Class A	(29,871,822)	(29,508,788)
Class B	(612,870)	(1,311,265)
Class C	(4,441,796)	(6,780,710)
Class R	(1,627,870)	(1,995,163)
Institutional Class	(1,059,718)	(4,866,690)
	(37,614,076)	(44,462,616)
Net increase	97,422,422	118,256,339

For the six months ended April 30, 2008 and the year ended October 31, 2007, 101,241 Class B shares were converted to 101,128 Class A shares valued at $899,023 and 280,170 Class B shares were converted to 279,924 Class A shares valued at $2,467,335, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Options Written

During the six months ended April 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is

Notes to financial statements
Delaware Diversified Income Fund

10. Options Written (continued)

added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended April 30, 2008 for the Fund were as follows:

	Number
	of contracts	Premiums
Options outstanding at October 31, 2007	—	$—
Options written	12,843	7,990,428
Options expired	(4,928)	(3,405,085)
Options closed	(3,819)	(2,199,842)
Options outstanding at April 30, 2008	4,096	$2,385,501

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2008, the Fund entered into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less then the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities.

Notes to financial statements
Delaware Diversified Income Fund

12. Securities Lending (continued)

The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of the securities on loan was $534,754,314, for which the Fund received collateral, comprised of non-cash collateral valued at $47,168,226, and cash collateral of $503,500,356. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

SA-189 [4/08] DG3 6/08 MF-08-05-029 PO 12988 (3175)

Semiannual report

Delaware U.S. Growth Fund

April 30, 2008

Growth equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	30

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period November 1, 2007 to April 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 to April 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/07	4/30/08	Expense Ratios	11/1/07 to 4/30/08*
Actual Fund return
Class A	$1,000.00	$ 890.90	1.01%	$4.75
Class B	1,000.00	887.70	1.76%	8.26
Class C	1,000.00	887.90	1.76%	8.26
Class R	1,000.00	890.40	1.26%	5.92
Institutional Class	1,000.00	892.00	0.76%	3.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.84	1.01%	$5.07
Class B	1,000.00	1,016.11	1.76%	8.82
Class C	1,000.00	1,016.11	1.76%	8.82
Class R	1,000.00	1,018.60	1.26%	6.32
Institutional Class	1,000.00	1,021.08	0.76%	3.82

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware U.S. Growth Fund	As of April 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s (or sub-advisor’s) internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	96.87%
Basic Industry/Capital Goods	2.98%
Business Services	21.27%
Consumer Non-Durables	9.47%
Consumer Services	10.81%
Energy	3.05%
Financials	8.70%
Health Care	11.58%
Technology	29.01%
Repurchase Agreements	1.79%
Securities Lending Collateral	9.16%
Total Value of Securities	107.82%
Obligation to Return Securities Lending Collateral	(9.16%)
Receivables and Other Assets Net of Liabilities	1.34%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
QUALCOMM	5.54%
MasterCard Class A	5.14%
Google Class A	4.99%
IntercontinentalExchange	4.97%
Research in Motion	4.89%
Genentech	4.45%
Apple	4.44%
Visa Class A	3.85%
CME Group	3.73%
Seagate Technology	3.69%

3

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 96.87%²
Basic Industry/Capital Goods – 2.98%
*Praxair	300,000	$ 27,393,000
		27,393,000
Business Services – 21.27%
Expeditors International Washington	630,000	29,351,700
*MasterCard Class A	170,000	47,287,200
†Research in Motion	370,000	45,003,100
Thomson Reuters ADR	52,000	9,717,760
United Parcel Service Class B	400,000	28,964,000
†Visa Class A	425,000	35,466,250
		195,790,010
Consumer Non-Durables – 9.47%
Procter & Gamble	480,000	32,184,000
*Staples	1,330,000	28,861,000
Walgreen	750,000	26,137,500
		87,182,500
Consumer Services – 10.81%
†eBay	1,050,000	32,854,500
International Game Technology	650,000	22,581,000
†MGM MIRAGE	400,000	20,460,000
*Weight Watchers International	514,000	23,572,040
		99,467,540
Energy – 3.05%
EOG Resources	215,000	28,053,200
		28,053,200
Financials – 8.70%
*CME Group	75,000	34,308,750
†IntercontinentalExchange	295,000	45,769,250
		80,078,000
Health Care – 11.58%
Allergan	600,000	33,822,000
†Genentech	600,000	40,920,000
UnitedHealth Group	975,000	31,814,250
		106,556,250
Technology – 29.01%
†Apple	235,000	40,878,250
*†Crown Castle International	675,000	26,223,750
†Google Class A	80,000	45,943,200
†Intuit	1,100,000	29,667,000

4

	Number of shares	Value
Common Stock (continued)
Technology (continued)
QUALCOMM	1,180,000	$ 50,964,200
Seagate Technology	1,799,100	33,924,486
*†Sun Microsystems	1,250,000	19,575,000
†Teradata	930,000	19,799,700
		266,975,586
Total Common Stock (cost $833,601,735)		891,496,086

	Principal amount
Repurchase Agreements** – 1.79%
BNP Paribas 1.95%, dated 4/30/08, to be repurchased
on 5/1/08, repurchase price $12,688,687
(collateralized by U.S. Government obligations,
ranging in par value $1,254,000-$8,001,000,
3.375%-5.125%, 6/15/09-6/30/11; with total market
value $12,946,014)	$ 12,688,000	12,688,000
UBS Warburg 1.93%, dated 4/30/08, to be repurchased
on 5/1/08, repurchase price $3,782,203 (collateralized
by U.S. Government obligations, par value $3,782,000,
3.375% 9/15/09; with market value $3,857,959)	3,782,000	3,782,000

Total Repurchase Agreements (cost $16,470,000)		16,470,000
Total Value of Securities Before Securities
Lending Collateral – 98.66% (cost $850,071,735)		907,966,086

	Number of shares
Securities Lending Collateral*** – 9.16%
Investment Companies
Mellon GSL DBT II Collateral Fund	84,284,900	84,284,900
Total Securities Lending Collateral (cost $84,284,900)		84,284,900

5

Statement of net assets
Delaware U.S. Growth Fund

Total Value of Securities – 107.82% (cost $934,356,635)	$992,250,986 ©
Obligation to Return Securities
Lending Collateral*** – (9.16%)	(84,284,900)
Receivables and Other Assets
Net of Liabilities – 1.34%	12,341,055
Net Assets Applicable to 63,281,430
Shares Outstanding – 100.00%	$920,307,141

Net Asset Value – Delaware U.S. Growth Fund Class A
($198,832,606 / 14,157,653 Shares)	$14.04

Net Asset Value – Delaware U.S. Growth Fund Class B
($15,662,252 / 1,253,648 Shares)	$12.49

Net Asset Value – Delaware U.S. Growth Fund Class C
($23,995,719 / 1,771,970 Shares)	$13.54

Net Asset Value – Delaware U.S. Growth Fund Class R
($2,281,431 / 164,290 Shares)	$13.89

Net Asset Value – Delaware U.S. Growth Fund Institutional Class
($679,535,133 / 45,933,869 Shares)	$14.79

Components of Net Assets at April 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$892,079,408
Undistributed net investment income	143,349
Accumulated net realized loss on investments	(29,809,967)
Net unrealized appreciation of investments	57,894,351
Total net assets	$920,307,141

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security for the period ended April 30, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 9 in “Notes to financial statements.”
©	Includes $82,102,993 of securities loaned.

ADR — American Depositary Receipt

6

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$14.04
Sales charges (5.75% of offering price) (B)	0.86
Offering price	$14.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Dividends	$3,558,623
Interest	163,391
Securities lending income	178,416	$3,900,430

Expenses:
Management fees	2,742,760
Dividend disbursing and transfer agent fees and expenses	538,117
Distribution expenses – Class A	279,853
Distribution expenses – Class B	84,625
Distribution expenses – Class C	117,562
Distribution expenses – Class R	5,105
Accounting and administration expenses	174,555
Legal fees	72,838
Reports and statements to shareholders	66,058
Registration fees	65,047
Audit and tax	25,323
Trustees’ fees	21,971
Insurance fees	12,030
Custodian fees	11,959
Taxes (other than taxes on income)	10,071
Consulting fees	7,825
Dues and services	2,238
Trustees’ expenses	2,223
Pricing fees	1,957	4,242,117
Less expenses absorbed or waived		(435,196)
Less waiver of distribution expenses – Class A		(46,642)
Less waiver of distribution expenses – Class R		(851)
Less expense paid indirectly		(2,347)
Total operating expenses		3,757,081
Net Investment Income		143,349

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		11,997,630
Net change in unrealized appreciation/depreciation of investments		(109,168,327)
Net Realized and Unrealized Loss on Investments		(97,170,697)

Net Decrease in Net Assets Resulting from Operations		$(97,027,348)

See accompanying notes

8

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$143,349	$(584,165)
Net realized gain on investments	11,997,630	52,474,242
Net change in unrealized
appreciation/depreciation of investments	(109,168,327)	102,984,486
Net increase (decrease) in net assets resulting
from operations	(97,027,348)	154,874,563

Capital Share Transactions:
Proceeds from shares sold:
Class A	46,014,649	107,349,074
Class B	864,268	1,180,221
Class C	2,464,416	6,392,575
Class R	1,249,741	1,083,030
Institutional Class	103,875,169	211,273,552

Net assets from merger[1]:
Class A	6,428,875	—
Class B	999,006	—
Class C	3,379,459	—
Institutional Class	27,628,527	—
	192,904,110	327,278,452

10

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Cost of shares repurchased:
Class A	$(26,281,239)	$(52,197,954)
Class B	(3,381,274)	(7,936,345)
Class C	(3,549,555)	(8,768,662)
Class R	(339,734)	(407,031)
Institutional Class	(52,408,397)	(227,514,716)
	(85,960,199)	(296,824,708)
Increase in net assets derived from capital share transactions	106,943,911	30,453,744
Net Increase in Net Assets	9,916,563	185,328,307

Net Assets:
Beginning of period	910,390,578	725,062,271
End of period (including undistributed net investment
income of $143,349 and $—, respectively)	$920,307,141	$910,390,578

1See Note 8 in “Notes to financial statements.”

See accompanying notes

11

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Six Months Ended		Year Ended
4/30/08[1]		10/31/07		10/31/06		10/31/05		10/31/04	10/31/03
(Unaudited)
$15.760		$13.110		$12.700		$10.620		$10.840	$9.260

(0.008)		(0.036)		(0.043)		(0.020)		(0.064)	(0.039)
(1.712)		2.686		0.453		2.100		(0.156)	1.619
(1.720)		2.650		0.410		2.080		(0.220)	1.580

$14.040		$15.760		$13.110		$12.700		$10.620	$10.840

(10.91%	)	20.21%		3.23%		19.59%		(2.03% )	17.06%

$198,833		$193,287		$109,854		$38,566		$38,339	$60,934
1.01%		1.05%		1.05%		1.15%		1.40%	1.40%

1.16%		1.18%		1.22%		1.46%		2.15%	2.28%
(0.12%	)	(0.26%	)	(0.34%	)	(0.17%	)	(0.59% )	(0.40%	)

(0.27%	)	(0.39%	)	(0.51%	)	(0.48%	)	(1.34% )	(1.28%	)
40%		30%		25%		65%		158%	77%

13

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver limitation not been in effect.

See accompanying notes

14

Six Months Ended		Year Ended
4/30/08[1]		10/31/07		10/31/06		10/31/05		10/31/04	10/31/03
(Unaudited)
$14.070		$11.790		$11.500		$ 9.690		$ 9.950	$ 8.560

(0.054)		(0.121)		(0.123)		(0.091)		(0.132)	(0.100)
(1.526)		2.401		0.413		1.901		(0.128)	1.490
(1.580)		2.280		0.290		1.810		(0.260)	1.390

$12.490		$14.070		$11.790		$11.500		$ 9.690	$ 9.950

(11.23%	)	19.34%		2.52%		18.68%		(2.61% )	16.24%

$15,662		$19,350		$22,563		$28,431		$30,686	$39,613
1.76%		1.76%		1.75%		1.85%		2.10%	2.10%

1.86%		1.84%		1.87%		2.11%		2.80%	2.94%
(0.87%	)	(0.97%	)	(1.04%	)	(0.87%	)	(1.29% )	(1.10%	)

(0.97%	)	(1.05%	)	(1.16%	)	(1.13%	)	(1.99% )	(1.94%	)
40%		30%		25%		65%		158%	77%

15

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended		Year Ended
4/30/08[1]		10/31/07		10/31/06		10/31/05		10/31/04	10/31/03
(Unaudited)
$15.250		$12.780		$12.460		$10.500		$10.790	$ 9.280

(0.059)		(0.131)		(0.131)		(0.099)		(0.140)	(0.108)
(1.651)		2.601		0.451		2.059		(0.150)	1.618
(1.710)		2.470		0.320		1.960		(0.290)	1.510

$13.540		$15.250		$12.780		$12.460		$10.500	$10.790

(11.21%	)	19.33%		2.57%		18.67%		(2.69% )	16.27%

$23,996		$24,406		$22,641		$9,327		$8,387	$10,684
1.76%		1.76%		1.75%		1.85%		2.10%	2.10%

1.86%		1.84%		1.87%		2.11%		2.80%	2.94%
(0.87%	)	(0.97%	)	(1.04%	)	(0.87%	)	(1.29% )	(1.10%	)

(0.97%	)	(1.05%	)	(1.16%	)	(1.13%	)	(1.99% )	(1.94%	)
40%		30%		25%		65%		158%	77%

17

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and the distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

18

									6/2/03[1]
Six Months Ended		Year Ended							to
4/30/08[2]		10/31/07		10/31/06		10/31/05		10/31/04	10/31/03
(Unaudited)
$15.600		$13.000		$12.620		$10.590		$10.830	$10.120

(0.025)		(0.065)		(0.070)		(0.051)		(0.097)	(0.033)
(1.685)		2.665		0.450		2.081		(0.143)	0.743
(1.710)		2.600		0.380		2.030		(0.240)	0.710

$13.890		$15.600		$13.000		$12.620		$10.590	$10.830

(10.96%	)	20.00%		3.01%		19.17%		(2.22% )	7.02%

$2,281		$1,529		$669		$354		$245	$189
1.26%		1.26%		1.25%		1.42%		1.70%	1.70%

1.46%		1.44%		1.47%		1.71%		2.40%	2.71%
(0.37%	)	(0.47%	)	(0.54%	)	(0.44%	)	(0.89% )	(0.76% )

(0.57%	)	(0.65%	)	(0.76%	)	(0.73%	)	(1.59% )	(1.77% )
40%		30%		25%		65%		158%	77% [5]

19

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
4/30/08[1]	10/31/07		10/31/06		10/31/05		10/31/04	10/31/03
(Unaudited)
$16.580	$13.750		$13.280		$11.080		$11.270	$9.600

0.010	0.005		(0.005)		0.015		(0.031)	(0.010)
(1.800)	2.825		0.475		2.185		(0.159)	1.680
(1.790)	2.830		0.470		2.200		(0.190)	1.670

$14.790	$16.580		$13.750		$13.280		$11.080	$11.270

(10.80% )	20.58%		3.54%		19.86%		(1.69% )	17.40%

$679,535	$671,819		$569,335		$274,424		$2,666	$27,420
0.76%	0.76%		0.75%		0.85%		1.10%	1.10%

0.86%	0.84%		0.87%		1.11%		1.80%	1.94%
0.13%	0.03%		(0.04%	)	0.13%		(0.29% )	(0.10%	)

0.03%	(0.05%	)	(0.16%	)	(0.13%	)	(0.99% )	(0.94%	)
40%	30%		25%		65%		158%	77%

21

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2008 (Unaudited)

Delaware Group Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

22

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $14,049 for the six months ended April 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, exclusive of taxes, interest, inverse floater expenses, 12b-1 plan expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations do not exceed 0.75% of average daily net assets of the Fund through February 28, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

24

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Fund was charged $21,819 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to limit distribution and service fees through February 28, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At April 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$368,721
Dividend disbursing, transfer agent fees and
other expenses payable to DSC	103,844
Distribution fee payable to DDLP	73,772
Other expenses payable to DMC and affiliates*	77,533

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2008, the Fund was charged $ 33,142 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2008, DDLP earned $7,734 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2008, DDLP received gross CDSC commissions of $2,338, $11,604 and $1,622 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

25

Notes to financial statements
Delaware U.S. Growth Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2008, the Fund made purchases of $209,066,024 and sales of $172,260,496 of investment securities other than short-term investments.

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments for federal income tax purposes was $934,929,588. At April 30, 2008, net unrealized appreciation was $57,321,398 of which $113,304,931 related to unrealized appreciation of investments and $55,983,533 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended April 30, 2008 and the year ended October 31, 2007.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$892,079,408
Undistributed ordinary income	143,349
Capital loss carryforwards	(41,171,357)
Realized gains (11/01/07 - 4/30/08)	11,934,343
Unrealized appreciation of investments	57,321,398
Net assets	$920,307,141

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2007 will expire as follows: $3,172,510 expires in 2010; $18,785,096 expires in 2011 and $19,213,751 expires in 2014.

For the six months ended April 30, 2008, the Fund had capital gains of $11,934,343 which may reduce the capital loss carryforwards.

26

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
Shares sold:
Class A	3,271,574	7,553,332
Class B	66,594	92,946
Class C	175,475	468,514
Class R	89,915	75,571
Institutional Class	6,963,083	14,451,028

Shares issued from merger*
Class A	475,861	—
Class B	82,974	—
Class C	258,962	—
Institutional Class	1,942,121	—
	13,326,559	22,641,391

Shares repurchased:
Class A	(1,854,039)	(3,670,431)
Class B	(270,893)	(632,196)
Class C	(262,502)	(640,709)
Class R	(23,625)	(29,004)
Institutional Class	(3,489,399)	(15,341,887)
	(5,900,458)	(20,314,227)
Net increase	7,426,101	2,327,164

*See Note 8.

For the six months ended April 30, 2008 and the year ended October 31, 2007, 105,330 Class B shares were converted to 93,871 Class A shares valued at $1,313,862 and 186,566 Class B shares were converted to 167,241 Class A shares valued at $2,344,544, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

27

Notes to financial statements
Delaware U.S. Growth Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

8. Fund Merger

Effective February 10, 2008, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Large Cap Growth Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of the Acquired Fund as of the close of business on February 8, 2008, were as follows:

Net assets	$38,435,867
Net unrealized appreciation	1,975,501
Accumulated net realized loss	(240,374)

The net assets of the Fund prior to the Reorganization were $824,262,280. The combined net assets after the reorganization were $862,698,147.

9. Securities Lending Collateral

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending

28

agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of securities on loan was $82,102,993, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At April 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

29

About the organization

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

30

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

31

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

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SA-101 [4/08] DG3 6/08 MF-08-05-031 PO 12983 (3176)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Adviser Funds

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 19, 2008

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: June 19, 2008